Filed pursuant to Rule 497(a)

File No. 333-231146

Rule 482ad

Investor Presentation Second Quarter – 2019 MaMinainStSrtreeetCCaapiptailtaClorCporraptionration NYSNEY:SEM: MAAININ mmaaiinnstccaappitaitl.aclo.mcom Page 1

Disclaimers Main Street Capital Corporation (MAIN) cautions that statements in this presentation that are forward-looking, and provide other than historical information, involve risks and uncertainties that may impact our future results of operations. The forward-looking statements in this presentation are based on current conditions as of August 9, 2019 and include statements regarding our goals, beliefs, strategies and future operating results and cash flows, including but not limited to the equivalent annual yield represented by our dividends declared, the tax attributes of our dividends and the amount of leverage available to us. Although our management believes that the expectations reflected in any forward-looking statements are reasonable, we can give no assurance that those expectations will prove to have been correct. Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: our continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which our portfolio companies operate; changes in laws and regulations that may adversely impact our operations or the operations of one or more of our portfolio companies; the operating and financial performance of our portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward-Looking Statements” and “Risk Factors” included in our filings with the Securities and Exchange Commission (www.sec.gov). We undertake no obligation to update the information The summary descriptions and other information included herein are intended only for informational purposes and convenient reference. The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Before making an investment decision with respect to MAIN, investors are advised to carefully review an applicable prospectus to review the risk factors described therein, and to consult with their tax, financial, investment and legal advisors. These materials do not purport to be complete, and are qualified in their entirety by reference to the more detailed disclosures contained in an applicable prospectus and MAIN’s related documentation. No representation or warranty, express or implied, is made as to the accuracy or completeness of the information contained herein, and nothing shall be relied upon as a promise or representation as to the future performance of MAIN. Distributable net investment income is net investment income, as determined in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, excluding the impact of share-based compensation expense which is non-cash in nature. MAIN believes presenting distributable net investment income and the related per share amount is useful and appropriate supplemental disclosure of information for analyzing its financial performance since share-based compensation does not require settlement in cash. However, distributable net investment income is a non-U.S. GAAP measure and should not be considered as a replacement for net investment income and other earnings measures presented in accordance with U.S. GAAP. Instead, distributable net investment income should be reviewed only in connection with such U.S. GAAP measures in analyzing MAIN’s financial performance. containedhereinto circumstances, except regulations. reflectsubsequentlyoccurringeventsor as required by applicable securities laws and This presentation is neither an offer to sell nor a solicitation of an offer to buy MAIN’s securities. An offering is made only by an applicable prospectus. This presentation must be read in conjunction with a prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of such a prospectus must be made available to you in connection with any offering. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 2

Main Street Capital Corporation Corporate Overview and Investment Strategy 2nd Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 3

MAIN is a Principal Investor in Private Debt and Equity Hybrid debt and equity investment strategy, internally managed operating structure and focus on Lower Middle Market differentiates MAIN from other investment firms Internally-managed Business Development Company (BDC) • • IPO in 2007 Over $4.4 billion in capital under management(1) – Over $3.2 billion internally at MAIN(1) – Over $1.2 billion as a sub-advisor to a third party(1) Primarily invests in the under-served Lower Middle Market (LMM) •Targets companies with revenue between $10 million - $150 million; EBITDA between $3 million - $20 million •Provides single source solutions including a combination of first lien, senior secured debt and equity financing Debt investments in Middle Market companies •Issuances of first lien, senior secured and/or rated debt investments •Larger companies than LMM investment strategy Debt investments originated in collaboration with other funds •First lien, senior secured debt investments in privately held companies originated through strategic relationships with other investment funds •Similar in size, structure and terms to LMM and Middle Market investments Attractive asset management advisory business Significant management ownership / investment in MAIN Headquartered in Houston, Texas (1) Capital under management includes undrawn portion of debt capital as of June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 4

MAIN is a Principal Investor in Private Debt and Equity Long-term focus on delivering our shareholders sustainable growth in net asset value and recurring dividends per share MAIN’s unique investment strategy, efficient operating structure and conservative capitalization are designed to provide sustainable, long-term growth in recurring monthly dividends and long-term capital appreciation to our shareholders Consistent cash dividend yield – dividends paid monthly • • MAIN has never decreased its monthly dividend rate Began paying periodic supplemental dividends in January 2013 and moved to semi-annual supplemental dividends in July 2013 Owns three Small Business Investment Company (SBIC) Funds • Main Street Mezzanine Fund (2002 vintage), Main Street Capital II (2006 vintage) and Main Street Capital III (2016 vintage) Provides access to 10-year, low cost, fixed rate government-backed leverage • Strong capitalization and liquidity position – stable, long-term debt and significant available liquidity to take advantage of opportunities •Favorable opportunities in capital markets through investment grade rating of BBB/Stable from Standard & Poor’s Rating Services •Total SBIC debenture regulatory financing capacity of $350.0 million(1) (1) MAIN received a $25.0 million commitment from the SBA in order to issue new SBIC debentures in the future and opportunistically prepaid $24.0 million of existing SBIC debentures during the quarter ended March 31, 2019. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $347.0 million. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 5

MAIN is a Principal Investor in Private Debt and Equity Equity investments in LMM portfolio provide both the opportunity to grow net asset value (NAV) per share and generate recurring dividend income and periodic realized gains to support MAIN’s dividend growth Focus on LMM equity investments and efficient operating structure differentiates MAIN and provides opportunity for significant total returns for our shareholders • • NAV growth of $11.32 per share (or 88%) since 2007 Cumulative net realized gains from LMM portfolio investments of $129.9 million ($57.6 million net for the total investment portfolio) since the Initial Public Offering Approximately $3.46 per share in cumulative, pre-tax net unrealized appreciation on LMM portfolio at June 30, 2019 Realized gains provide taxable income in excess of net investment income and help fund MAIN’s supplemental dividends • • Internally managed operating structure provides significant operating leverage • Favorable ratio of total operating expenses, excluding interest expense, to average total assets of approximately 1.3%(1) Greater portion of gross portfolio returns are delivered to our shareholders Significant positive impact to Net Investment Income Alignment of interests between MAIN management and our shareholders • • • (1) Based upon the trailing twelve months ended June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 6

MAIN Strategy Produces Differentiated Returns Enhanced Value Proposition - Three Ways to Win are Better Than One 1. Sustain and Grow Total Dividends • Efficient operating structure provides operating leverage to grow distributable net investment income, and dividends paid, as investment portfolio and total investment income grow Paid or declared $26.90 per share in total dividends since October 2007 IPO at $15.00 per share ($23.10 per share in regular dividends and $3.80 per share in supplemental dividends) 86% increase in monthly dividends from $0.33 per share paid in Q4 2007 to declared dividends of $0.615 per share for Q4 2019 Never decreased regular monthly dividends (including through 2008/2009 recession) or paid a return of capital distribution Supplemental dividends first declared in Q4 2012 primarily due to realized gains from LMM equity component of investment strategy Currently transitioning semi-annual supplemental dividends into monthly dividends gradually over time Multi-faceted investment strategy supports growth of total dividends over various cycles and markets • • • • • • 2. Meaningfully Grow Net Asset Value (“NAV”) Per Share • • • • $12.85 at December 31, 2007 to $24.17 at June 30, 2019 – 88% growth; CAGR of 5.6% Represents incremental economic return to investors beyond dividends MAIN’s debt-focused peers (which comprises most BDCs) cannot generate NAV per share growth through the cycles Unrealized appreciation is a good proxy for future dividend growth without the need for additional capital through growing portfolio dividend income and harvested realized gains from equity investments Ability to grow NAV per share provides opportunity for MAIN stock share price appreciation and additional shareholder returns • 3. Supplement Growth in Distributable Net Investment Income with Periodic Realized Gains • LMM equity component of investment strategy provides opportunity for meaningful realized gains (analogous to PIK income on debt investments from cash flow perspective, but more tax efficient and without cap on upside) Realized gains validate the quality of MAIN’s unrealized appreciation Realized gains can be paid to shareholders as dividends or retained for future reinvestment due to MAIN’s unique tax structure • • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 7

Quarterly Historical Dividends, Net Asset Value (“NAV”) and Distributable Net Investment Income (“DNII”) Per Share Growth $0.90 $26.00 MAIN’s unique focus on equity investments in the Lower Middle Market provides the opportunity for significant NAV per share growth MAIN’s efficient operating structure provides significant operating leverage, greater dividends and greater overall returns for our shareholders MAIN’s dividends have been covered by DNII and net realized gains – MAIN has never paid a return of capital distribution $24.00 $0.80 $22.00 $0.70 $20.00 $0.60 $18.00 $16.00 $0.50 $14.00 $0.40 $12.00 $0.30 $10.00 $0.20 $08.00 2007 Regular Dividends Supplemental Dividends DNII per share NAV per share • Includes recurring monthly and semi-annual supplemental dividends paid and declared as of August 8, 2019. Annual return on equity averaging approximately 12.9% from 2010 through the second quarter of 2019 • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 8 DNII and Dividends Per Share NAV Per Share Recessionary Period 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 20129019

# MAIN Historical Highlights

($ in millions, except per shares amounts)

| Milestones | 2007 - 2012 | 2013 | 2014 | 2015 | 2016 | 2017 | 2018 | 2019(1) |
|---|---|---|---|---|---|---|---|---|
| Significant Events | IPO $64.5 NASDAQ Listing (Oct 2007)<br>SBIC Debt Capacity Increased to $225.0 (2009)<br>NYSE Listing (Oct 2010)<br>SBIC of the Year Award (2011)<br>Acquired Second SBIC Fund (2010, 2012) | Supplemental Dividends:<br>- $0.35/share (Jan)<br>- $0.20/share (Jul)<br>- $0.25/share (Dec) | S&P Investment Grade (IG) rating of BBB (Sep)<br>Supplemental Dividends:<br>- $0.275/share (Jun)<br>- $0.275/share (Dec) | Supplemental Dividends:<br>- $0.275/share (Jun)<br>- $0.275/share (Dec) | Supplemental Dividends:<br>- $0.275/share (Jun)<br>- $0.275/share (Dec)<br>Received our Third SBIC License and Increased our SBIC Debt Capacity to $350.0 (Aug) | Supplemental Dividends:<br>- $0.275/share (Jun)<br>- $0.275/share (Dec) | Supplemental Dividends:<br>- $0.275/share (Jun)<br>- $0.275/share (Dec) | Supplemental Dividends:<br>- $0.25/share (Jun) |
| Senior Credit Facility | $30.0 (2008)<br>$85.0 (2010)<br>$235.0 (2011)<br>$287.5 (2012)<br>Extension to 5-year maturity (2012) | $372.5 (May)<br>$445.0 (Sep)<br>Revolving for Full 5-Year Period (Sep) | $502.5 (Jun)<br>$522.5 (Sep)<br>$572.5 (Dec) | $597.5 (Apr)<br>$555.0 (Nov) | | $560.0 (Jul)<br>$585.0 (Sep) | $655.0 (Jun)<br>$680.0 (Jul)<br>$705.0 (Nov) | |
| Debt Offerings | | $92.0 6.125% 10-Year Notes (Apr) | $175.0 4.5% 5-Year IG Notes (Nov) | | | $185.0 4.5% 5-Year IG Notes (Nov) | | $250.0 5.2% 5-Year IG Notes (Apr) |
| Equity Offerings | IPO $64.5 (Oct 2007)<br>$17.4 (2009)<br>$90.7 (2010)<br>$134.3 (2011)<br>$97.0 & $80.5 (2012) | $136.9 (Aug) | $144.9 (Apr) | $136.1 (Mar)<br>Implemented at-the-market (ATM) program (Nov) - $4.5 | ATM $113.6 | ATM $152.8 | ATM $79.3 | ATM $45.2 |
| Total Value of Investment Portfolio and Number of Companies | 2007<br>$105.7<br>27 Companies<br>2012<br>$924.4<br>147 Companies | $1,286.2<br>176 Companies | $1,563.3<br>190 Companies | $1,800.0<br>208 Companies | $1,996.9<br>208 Companies | $2,171.3<br>198 Companies | $2,453.9<br>196 Companies | $2,508.4<br>194 Companies |

(1) Through June 30, 2019

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
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Lower Middle Market (LMM) Investment Strategy LMM investment strategy differentiates MAIN from its competitors and provides attractive risk-adjusted returns Investment Objectives • High cash yield from secured debt investments (11.4% weighted-average cash coupon as of June 30, 2019); plus Dividend income and periodic capital gains from equity investments • Investments are structured for (i) protection of capital, (ii) high recurring income and (iii) meaningful capital gain opportunity Focus on self-sponsored, “one stop” financing opportunities • • • • Partner with business owners and entrepreneurs Recapitalization, buyout, growth and acquisition capital Extensive network of grass roots referral sources Strong and growing “Main Street” brand recognition / reputation Provide customized financing solutions Investments have low correlation to the broader debt and equity markets and attractive risk-adjusted returns Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 10

LMM Investment Opportunity MAIN targets LMM investments in established, profitable companies Characteristics of LMM provide beneficial risk-reward investment opportunities Large and critical portion of U.S. economy •175,000+ domestic LMM businesses(1) LMM is under-served from a capital perspective and less competitive Inefficient asset class generates pricing inefficiencies •Typical entry enterprise values between 4.5X – 6.5X EBITDA •Typical entry leverage multiples between 2.0X – 4.0X EBITDA to MAIN debt investment Partner relationship with the management teams of our portfolio companies vs a “commoditized vendor of capital” (1) Source: U.S. Census 2012 – U.S. Data Table by Enterprise Receipt Size; 2012 County Business Patterns and 2012 Economic Census; includes Number of Firms with Enterprise Receipt Size between $10,000,000 and $99,999,999 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 11

Middle Market Debt Investment Strategy Investment Objective •Generate cash yield to support MAIN monthly dividend MAIN maintains a portfolio of debt investments in Middle Market companies Investments in secured and/or rated debt investments •First lien, senior secured debt investments •Floating rate debt investments Larger companies than the LMM investment strategy •Current Middle Market portfolio companies have weighted-average EBITDA of approximately $93.1 million(1) Large and critical portion of U.S. economy •Nearly 200,000 domestic Middle Market businesses(2) More relative liquidity than LMM investments 6% – 10% targeted gross yields •Weighted-average effective yield(3) of 9.4% •Net returns positively impacted by lower overhead requirements and modest use of leverage •Floating rate debt investments provide matching with MAIN’s floating rate credit facility (1) (2) (3) This calculation excludes three Middle Market portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Source: National Center for The Middle Market; includes number of U.S. domestic businesses with revenues between $10 million and $1 billion Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 12

Private Loan Investment Strategy Investment Objectives Private Loan portfolio investments are primarily debt investments in privately held companies which have been originated through strategic relationships with other investment funds on a collaborative basis, and are often referred to in the debt markets as “club deals” • Access proprietary investments with attractive risk-adjusted return characteristics Generate cash yield to support MAIN monthly dividend • Investment Characteristics • Investments in companies that are consistent with the size of companies in our LMM and Middle Market portfolios Proprietary investments originated through strategic relationships with other investment funds on a collaborative basis Current Private Loan portfolio companies have weighted-average EBITDA of approximately $53.0 million(1) • • Investments in secured debt investments •First lien, senior secured debt investments •Floating rate debt investments 8% – 12% targeted gross yields • • Weighted-average effective yield of 10.2% Net returns positively impacted by lower overhead requirements and modest use of leverage Floating rate debt investments provide matching with MAIN’s floating rate credit facility • (1)This calculation excludes three Private Loan portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 13

Asset Management Business MAIN’s asset management business represents additional income diversification and the opportunity for greater shareholder returns In May 2012, MAIN(1) entered into an investment sub-advisory agreement with the investment advisor to HMS Income Fund, Inc., a non-listed BDC • MAIN(1) provides asset management services, including sourcing, diligence and post-investment monitoring MAIN(1) receives 50% of the investment advisor’s base management fee and incentive fees • – – MAIN(1) base management fee – 1% of total assets MAIN(1) incentive fees – 10% of net investment income above a hurdle and 10% of net realized capital gains MAIN earned $1.4 million of incentive fees during the first six months of 2019 MAIN’s internally managed operating structure provides MAIN’s shareholders the benefits of this asset management business – Benefits to MAIN • No significant increases to MAIN’s operating costs to provide services (utilize existing infrastructure and leverage fixed costs) No invested capital – monetizing the value of MAIN franchise Significant positive impact on MAIN’s financial results • • – – $3.6 million contribution to net investment income in the second quarter of 2019(2) $6.2 million contribution to net investment income in the six months ended June 30, 2019(2) $10.6 million contribution to net investment income for the year ended December 31, 2018(2) $69.6 million of cumulative unrealized appreciation as of June 30, 2019 – – (1) Through MAIN’s wholly owned unconsolidated subsidiary, MSC Advisor I, LLC (2) Contribution to Net Investment Income includes (a) dividend income received by MAIN from MSC Advisor I, LLC and (b) operating expenses allocated from MAIN to MSC Advisor I, LLC Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 14

MAIN Regulatory Framework Highly regulated structure provides significant advantages and protections to our shareholders, including investment transparency, tax efficiency and beneficial leverage Operates as a Business Development Company •Regulated by Securities and Exchange Commission - 1940 Act •Publicly-traded, private investment company Regulated Investment Company (RIC) tax structure • • • Eliminates corporate level income tax Efficient tax structure providing high yield to investors Passes through capital gains to investors Small Business Investment Company (SBIC) subsidiaries • • • Regulated by the U.S. Small Business Administration (SBA) Access to low cost, fixed rate, long-term leverage Total SBIC debenture regulatory financing capacity of $350.0 million(1) Total outstanding leverage of $321.8 million through our three wholly owned SBIC Funds(1) MAIN is a previous SBIC of the Year Award recipient • • (1) MAIN received a $25.0 million commitment from the SBA in order to issue new SBIC debentures in the future and opportunistically prepaid $24.0 million of existing SBIC debentures during the quarter ended March 31, 2019. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $347.0 million. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 15

MAIN ST
CAPITAL CORPORATION

# MAIN Corporate Structure – Internally Managed

**"Internally managed" structure means no external management fees or expenses are paid, providing operating leverage to MAIN's business; MAIN targets total operating and administrative costs at or less than 2% of assets**

**Main Street Capital Corporation (BDC/RIC)**

Assets: ~$2,068 million
Line of Credit: $122 million ($705.0 million facility)(1)
Notes: ~$610 million(2)

**Main Street Mezzanine Fund, LP (2002 vintage SBIC)**

Assets: ~$216 million
SBIC Debt: ~$150 million outstanding(3)

**Main Street Capital II, LP (2006 vintage SBIC)**

Assets: ~$96 million
SBIC Debt: $22 million outstanding(3)

**Main Street Capital III, LP (2016 vintage SBIC)**

Assets: ~$250 million
SBIC Debt: $150 million outstanding(3)

(1) As of June 30, 2019, MAIN's credit facility had $705.0 million in total commitments. MAIN's credit facility includes an accordion feature which could increase total commitments up to $800.0 million

(2) $250.0 million of 5.20% Notes due May 2024, $185.0 million of 4.50% Notes due December 2022 and $175.0 million of 4.50% Notes due December 2019

(3) MAIN received a $25.0 million commitment from the SBA in order to issue new SBIC debentures in the future and opportunistically prepaid $24.0 million of existing SBIC debentures during the quarter ended March 31, 2019. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $347.0 million.

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
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MAIN ST
CAPITAL CORPORATION

# MAIN Co-Founders and Executive Management Team

| | |
|---|---|
| **Vince Foster; CPA & JD**[(1)(2)(3)]<br>Executive Chairman | • Co-founded MAIN and MAIN predecessor funds (1997)<br>• Co-founded Quanta Services (NYSE: PWR)<br>• Partner in charge of a Big 5 Accounting Firm's Corporate Finance/Mergers and Acquisitions practice for the Southwest United States |
| **Dwayne Hyzak; CPA**[(1)(2)(3)]<br>CEO | • Co-founded MAIN; Joined Main Street group in 2002; affiliated with Main Street group since 1999<br>• Director of acquisitions / integration with Quanta Services (NYSE: PWR)<br>• Manager with a Big 5 Accounting Firm's audit and transaction services groups |
| **David Magdol**[(1)(2)]<br>President and CIO[(4)] | • Co-founded MAIN; Joined Main Street group in 2002<br>• Vice President in Lazard Freres Investment Banking Division<br>• Vice President of McMullen Group (John J. McMullen's Family Office) |
| **Curtis Hartman; CPA**[(1)(2)(3)]<br>Vice Chairman, CCO[(5)] and Senior Managing Director | • Co-founded MAIN; Joined Main Street group in 2000<br>• Investment associate at Sterling City Capital<br>• Manager with a Big 5 Accounting Firm's transaction services group |
| **Jesse Morris; CPA**<br>COO[(6)] and Executive Vice President | • Joined MAIN in 2019<br>• Previously Executive Vice President with Quanta Services (NYSE: PWR)<br>• Prior experience with a Big 5 Accounting Firm and a publicly-traded foodservice distribution company |
| **Brent Smith; CPA**<br>CFO and Treasurer | • Joined MAIN in 2014<br>• Previously CFO with a publicly-traded oilfield services company<br>• Prior experience with a Big 5 Accounting Firm and a publicly-traded financial consulting firm |
| **Jason Beauvais; JD**<br>SVP, GC, CCO[(7)] and Secretary | • Joined MAIN in 2008<br>• Previously attorney for Occidental Petroleum Corporation (NYSE: OXY) and associate in the corporate and securities section at Baker Botts LLP |

(1) Member of MAIN Executive Committee
(2) Member of MAIN Investment Committee
(3) Member of MAIN Credit Committee
(4) Chief Investment Officer
(5) Chief Credit Officer
(6) Chief Operating Officer
(7) Chief Compliance Officer

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
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# Post-IPO TTM Dividends Per Share – Sustainable Growth

**Cumulative dividends paid or declared from October 2007 IPO (at $15.00 per share) through Q4 2019 equal $26.90 per share(1)**

**Recurring monthly dividend has never been decreased and has shown meaningful (86%) growth since IPO**

**Based upon the current annualized monthly dividends for the fourth quarter of 2019 and the annualized semi-annual supplemental dividend declared for June 2019, the annual effective yield on MAIN's stock is 7.1%(3), or 5.9%(3) if the supplemental dividends are excluded**



TTM Dividends Per Share
$3.00
$2.75
$2.50
$2.25
$2.00
$1.75
$1.50
$1.25
$1.00
2008
2009
2010
2011
2012
2013
2014
2015
2016
2017
2018
2019
Regular Dividends (1)
Supplemental Dividends (2)

(1) Based upon dividends which have been paid or declared as of August 8, 2019

(2) Includes supplemental dividends which have been paid or declared as of August 8, 2019

(3) As of August 7, 2019; based upon the closing market price of $41.71 per share, the annualized most recently declared monthly dividends and the annualized most recent semi-annual supplemental dividend paid or declared.

Main Street Capital Corporation NYSE: MAIN mainstcapital.com

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Transition of Supplemental Dividends into Monthly Dividends Background and History MAIN has concluded that it is in position to begin the conversion of its supplemental dividends into monthly dividends over multiple years beginning in 2019 • • MAIN declared its first supplemental dividend in Q4 2012 MAIN was primarily investing in LMM debt and equity prior to 2012, without the added investment income from its MM and PL debt portfolios MAIN generated substantial realized gains from its LMM equity • investments and was required to distribute these gains in the form of monthly dividends or supplemental dividends to maintain its RIC tax status In 2012 MAIN chose supplemental dividends to better match the periodic nature of the realized gains MAIN’s business model and investment portfolio has evolved since 2012, and MAIN has concluded it was time to begin the conversion to monthly dividends only beginning in 2019 • • MAIN intends for the transition to allow MAIN to continue to grow its total annual dividends, while simplifying MAIN’s dividend policy – Increased size and diversity of MAIN’s investment portfolio, including the growth of the MM and PL debt portfolios Combination of growth and improved consistency and diversity of the sources of MAIN’s investment income Growth of investment income that exceeds the growth of MAIN’s monthly dividends Increasing dividend income from LMM portfolio equity investments and long-term desired holding period of these equity investments – – – Transition Plans • MAIN currently intends to gradually convert its supplemental dividends into its monthly dividends over multiple years until the supplemental dividends are completely absorbed into the monthly dividends MAIN intends to maintain its historical growth rate in total dividends paid Goal is to have a dividend policy that is easier to understand and that allows third parties to accurately reflect MAIN’s total dividend yield Transition should enhance the opportunity for MAIN to retain a portion of its realized gains through its various taxable entities for future reinvestment and additional investment income growth • • • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 19

Main Street Capital Corporation Investment Portfolio 2nd Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 20

Total Investment Portfolio Includes complementary LMM debt and equity investments, Middle Market debt investments and Private Loan debt investments Diversity provides structural protection to investment portfolio, revenue sources, income, cash flows and shareholder dividends Total investment portfolio at fair value consists of approximately 48% LMM / 21% Middle Market / 24% Private Loan / 7% Other(1) Portfolio investments 182 LMM, Middle Market and Private Loan portfolio companies • • Average investment size of $12.0 million(2) Largest individual portfolio company represents 3.7%(3) of total investment income and 2.6% of total portfolio fair value (most investments are less than 1%) Seven non-accrual investments, which represent 1.5% of the total investment portfolio at fair value and 4.4% at cost. Weighted-average effective yield of 10.7% • • Significant diversification • • • Issuer Industry Transaction type • • • Geography End markets Vintage (1) (2) (3) Other includes MSC Advisor I, LLC, MAIN’s External Investment Manager As of June 30, 2019; based on cost Based upon total investment income for the trailing twelve month period ended June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 21

(1) Total Portfolio by Industry (as a Percentage of Cost) Machinery, 7% Construction & Engineering, 6% Specialty Retail, 5% Internet Software & Services, 4% Aerospace & Defense, 4% Commercial Services & Supplies, 4% Leisure Equipment & Products, 4% Electronic Equipment, Instruments & Components, 3% Food Products, 3% Computers & Peripherals, 2% Road & Rail, 2% Construction Materials, 2% Distributors, 1% Other, 7% Media, 7% Energy Equipment & Services, 6% IT Services, 4% Diversified Telecommunication Services, 4% Health Care Providers & Services, 4% Hotels, Restaurants & Leisure, 4% Oil, Gas & Consumable Fuels, 4% Communications Equipment, 3% Professional Services, 3% Software, 2% Containers & Packaging, 2% Building Products, 2% Internet & Catalog Retail, 1% (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 22

(1) Diversified Total Portfolio (as a Percentage of Cost) tion/ (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio (2) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 2% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 23 Invested Capital by Geography (2) 26%20%16% 25%13% Invested Capital by Transaction Type LBO/MBO 40% 42% 13% 5% Recapitaliza AcquisitionRefinancing Growth Capital

LMM Investment Portfolio 69 portfolio companies / $1,213.7 million in fair value •48% of total investment portfolio at fair value LMM Investment Portfolio consists of a diversified mix of secured debt and lower cost basis equity investments Debt yielding 12.1% (67% of LMM portfolio at cost) • • • 98% of debt investments have first lien position 57% of debt investments earn fixed-rate interest Approximately 850 basis point net interest margin vs “matched” fixed interest rate on SBIC debentures Equity in 99% of LMM portfolio companies representing 41% average ownership position (33% of LMM portfolio at cost) • Opportunity for fair value appreciation, capital gains and cash dividend income 57% of LMM companies(1) with direct equity investment are currently paying dividends Fair value appreciation of equity investments supports Net Asset Value per share growth Lower entry multiple valuations, lower cost basis $217.4 million, or $3.46 per share, of cumulative pre-tax net unrealized appreciation at June 30, 2019 • • • • (1) Includes the LMM companies which (a) MAIN is invested in direct equity and (b) are treated as flow-through entities for tax purposes; based upon dividend income for the trailing twelve month period ended June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 24

LMM Investment Portfolio LMM Investment Portfolio is a pool of high quality, seasoned assets with attractive risk-adjusted return characteristics Median LMM portfolio credit statistics: • • • Senior leverage of 3.3x EBITDA to MAIN debt position 2.7x EBITDA to senior interest coverage Total leverage of 3.7x EBITDA including debt junior in priority to MAIN Free cash flow de-leveraging improves credit metrics and increases equity appreciation • Average investment size of $17.6 million at fair value or $14.4 million on a cost basis (less than 1% of total investment portfolio) Opportunistic, selective posture toward new investment activity over the economic cycle High quality, seasoned LMM portfolio • • Total LMM portfolio investments at fair value equals 122% of cost Equity component of LMM portfolio at fair value equals 177% of cost Majority of LMM portfolio has de-leveraged and experienced equity appreciation • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 25

LMM Portfolio by Industry (as a Percentage of Cost) Machinery, 10% Construction & Engineering, 8% Leisure Equipment & Products, 6% Professional Services, 5% Specialty Retail, 4% Media, 4% Hotels, Restaurants & Leisure, 4% Computers & Peripherals, 3% Building Products, 3% Construction Materials, 2% Diversified Financial Services, 1% Commercial Services & Supplies, 1% Air Freight & Logistics, 1% Energy Equipment & Services, 10% Electronic Equipment, Instruments & Components, 7% Food Products, 5% Containers & Packaging, 4% Internet Software & Services, 4% IT Services, 4% Software, 4% Road & Rail, 3% Diversified Telecommunication Services, 2% Electrical Equipment, 2% Health Care Providers & Services, 1% Paper & Forest Products, 1% Other, 1% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 26

Diversified LMM Portfolio (as a Percentage of Cost) 7% (1) Based upon portfolio company headquarters Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 27 Invested Capital by Transaction Type LBO/MBORecapitalization/ Refinancing 46% 44% 3% Acquisition Growth Capital Invested Capital by Geography (1) 27%23%7% 34%9%

LMM Portfolio Attributes Reflect Investment Strategy High yielding secured debt investments coupled with significant equity participation = Attractive risk-adjusted returns Weighted-Average Effective Yield = 12.1% Average Fully Diluted Equity Ownership = 41% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 28 Fully Diluted Equity Ownership % 50.0% and1.0% - greater24.9% 28% 37% 35% 25.0% - 49.9% Security Position on Debt Capital as a Percentage of Cost 1st Lien 2nd Lien/ Other 2% 98%

MAIN ST CAPITAL CORPORATION

# Term and Total Interest Coupon of Existing LMM Debt Investments

## Original Term



< 5 years
> 5 years
4%
1%
95%
5 years

## Total Interest Coupon (1)



N/A – Floating Interest Rate (Wtd. Avg. of 11.8%)(2)
46%
2%
3%
5%
25%
15% Current Interest
14% Current Interest
13% Current Interest
12% Current Interest
4%
10%
5%
<10% Current Interest
10% Current Interest
11% Current Interest

**Debt Investments generally have a 5-Year Original Term and ~2.8 Year Weighted-Average Remaining Duration; Weighted-Average Effective Yield of 12.1% on Debt Portfolio**

(1) Interest coupon excludes amortization of deferred upfront fees, original issue discount, exit fees and any debt investments on non-accrual status

(2) Floating interest rates generally include contractual minimum "floor" rates; Interest rate of 11.8% is based on weighted-average principal balance of floating rate debt investments as of June 30, 2019

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
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Middle Market Investment Portfolio Middle Market Investment Portfolio provides a diversified mix of investments, diverse sources of income to complement the LMM Investment Portfolio and a potential source of liquidity for MAIN’s future investment activities 51 investments / $519.6 million in fair value •21% of total investment portfolio at fair value Average investment size of $11.0 million(1) (less than 1% of total portfolio) Investments in secured and/or rated debt investments • 96% of current Middle Market portfolio is secured debt • 89% of current Middle Market debt portfolio is first lien term debt More investment liquidity compared to LMM 96% of Middle Market debt investments bear interest at floating rates(2), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 9.4%, representing a greater than 425 basis point net interest margin vs “matched” floating rate on the MAIN credit facility (1) As of June 30, 2019; based on cost (2) 83% of floating interest rates on Middle Market debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 30

Private Loan Investment Portfolio Private Loan Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio 62 investments / $594.4 million in fair value •24% of total investment portfolio at fair value Average investment size of $10.2 million(1) (less than 1% of total portfolio) Investments in secured debt investments • 93% of current Private Loan portfolio is secured debt • 93% of current Private Loan debt portfolio is first lien term debt 88% of Private Loan debt investments bear interest at floating rates(2), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 10.2%, representing a greater than 500 basis point net interest margin vs “matched” floating rate on the MAIN credit facility (1) As of June 30, 2019; based on cost (2) 86% of floating interest rates on Private Loan debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 31

Middle Market & Private Loan Portfolios by Industry (as a Percentage of Cost) Media, 9% Health Care Providers & Services, 6% Commercial Services & Supplies, 6% Oil, Gas & Consumable Fuels, 6% IT Services, 5% Machinery, 5% Hotels, Restaurants & Leisure, 4% Distributors, 2% Internet & Catalog Retail, 2% Computers & Peripherals, 2% Food Products, 1% Software, 1% Road & Rail, 1% Aerospace & Defense, 8% Communications Equipment, 6% Diversified Telecommunication Services, 6% Specialty Retail, 5% Internet Software & Services, 5% Construction & Engineering, 4% Leisure Equipment & Products, 2% Energy Equipment & Services, 2% Construction Materials, 2% Textiles, Apparel & Luxury Goods, 2% Food & Staples Retailing, 1% Health Care Equipment & Supplies, 1% Other, 6% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 32

Diversified Middle Market & Private Loan Investments (as a Percentage of Cost) (1) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 4% of the Middle Market and Private Loan portfolios Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 33 Invested Capital by Geography (1) 25%17%24% 18%16% Invested Capital by Transaction Type Recapitalization/ Refinancing 40% 36% 3% 21% Growth LBO/MBOAcquisition

Main Street Capital Corporation Financial Overview 2nd Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 34

MAIN Financial Performance Year over Year Growth Year over Year Growth 17% 8% 15% 13% 6%(1) 17% 14% 3%(1) 14% 10% $240.0 $220.0 $200.0 $180.0 $160.0 $140.0 $120.0 $100.0 $80.0 $60.0 $40.0 $20.0 $0.0 $180.0 $160.0 $140.0 $120.0 $100.0 $80.0 $60.0 $40.0 $20.0 $0.0 2014 2015 2016 2017 2018 YTD (2) 2019 2014 2015 2016 2017 2018 YTD (2) 2019 (1) Reflects year-to-date June 30, 2019 performance compared with year-to-date June 30, 2018 performance (2) Through June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 35 $165.8 $145.4 $124.1 $113.3 $99.8 $83.8 $233.4 $205.7 $178.3 $164.6 $140.8 $122.7 Distributable Net Investment Income ($ in millions) Total Investment Income ($ in millions)

Long-Term Portfolio and DNII Per Share Growth Since 2007, MAIN has accretively grown Portfolio Investments by 2273%, (or by 238% on a per share basis) and DNII per share by 259% ($ in millions, except per share data) $2.76 $2.73 $2,600 $2,400 $2,200 $2,000 $1,800 $1,600 $1,400 $1,200 $1,000 $800 $600 $400 $200 $0 $2.80 $2.60 $2.40 $2.20 $2.00 $1.80 $1.60 $1.40 $1.20 $1.00 $0.80 $0.60 $0.40 $0.20 $0.00 $2.56 $1.25 $1.19 $1.02 20072008 2009 2010 20112012 2013 2014 2015 20162017 2018 June 30, 2019 (1) Portfolio Investments DNII per Share (1) DNII per share for the trailing twelve month period ended June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 36 Portfolio Investments DNII per share $2,508 $2,454 $2.39 $2.29 $2.31 $2.17 $2.09 $2,171 $1,997 $1,800 $1.77 $1,563 $1,286 $924 $658 $0.76 $408 $159 $106 $127

Efficient and Leverageable Operating Structure MAIN’s internally managed operating structure provides significant operating leverage and greater returns for our shareholders “Internally managed” structure means no external management fees or expenses are paid Alignment of interest between management and investors • Greater incentives to maximize increases to shareholder value and rationalize debt and equity capital raises 100% of MAIN’s management efforts and activities are for the benefit of the BDC • MAIN targets total operating expenses(1) as a percentage of average assets (Operating Expense to Assets Ratio) at or less than 2% • • Long-term actual results have significantly outperformed target Industry leading Operating Expense to Assets Ratio of 1.3%(2) Significant portion of total operating expenses (1) are non-cash Non-cash expense for restricted stock amortization was 26.6%(2) of total operating expenses (1) Operating Expense to Assets Ratio of 1.0%(2) excluding non-cash restricted stock amortization expense • • (1) Total operating expenses, including non-cash share based compensation expense and excluding interest expense (2) Based upon the trailing twelve month period ended June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 37

MAIN ST CAPITAL CORPORATION

# MAIN Maintains a Significant Operating Cost Advantage



Operating Expenses as a Percentage of Total Assets(1)
4.0%
3.5%
3.0%
2.5%
2.0%
1.5%
1.0%
0.5%
0.0%
MAIN (2)
MAIN Excl. Share-Based Comp. (3)
Other BDCs (4)(5)
Other BDCs Excl. Share-Based Comp. (4)(6)
Commercial Banks (7)

(1) Total operating expenses excluding interest expense
(2) For the trailing twelve month period ended June 30, 2019
(3) For the trailing twelve month period ended June 30, 2019, excluding non-cash share-based compensation expense
(4) Other BDCs includes dividend paying BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million based on individual SEC Filings as of December 31, 2018; specifically includes: AINV, ARCC, BBDC, BKCC, CSWC, FDUS, FSK, GAIN, GARS, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SCM, SLRC, TCPC, TCRD, TSLX and WHF
(5) Calculation represents the average for the companies included in the group and is based upon the trailing twelve month period ended March 31, 2019 as derived from each company's SEC filings
(6) Calculation represents the average for the companies included in the group and excludes non-cash share-based compensation. Based upon the trailing twelve month period ended March 31, 2019 as derived from each company's SEC filings
(7) Source: SNL Financial. Calculation represents the average for the trailing twelve month period ended March 31, 2019 and includes commercial banks with a market capitalization between $500 million and $3 billion

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
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MAIN ST CAPITAL CORPORATION

# MAIN Income Statement Summary

| ($ in 000's) | Q2 18 | Q3 18 | Q4 18 | Q1 19[1] | Q2 19 | Q2 19 vs. Q2 18 % Change[2] |
|---|---|---|---|---|---|---|
| Total Investment Income | $ 59,869 | $ 58,263 | $ 59,280 | $ 61,365 | $ 61,293 | 2% |
| Expenses: | | | | | | |
| Interest Expense | (10,833) | (10,884) | (11,511) | (11,916) | (12,329) | (14)% |
| G&A Expense | (7,092) | (7,157) | (3,417) | (7,629) | (6,969) | 2% |
| Distributable Net Investment Income (DNII) | 41,944 | 40,222 | 44,352 | 41,820 | 41,995 | 0% |
| DNII Margin % | 70.1% | 69.0% | 74.8% | 68.1% | 68.5% | |
| Share-based compensation | (2,432) | (2,147) | (2,269) | (2,329) | (2,378) | (2)% |
| Net Investment Income | 39,512 | 38,075 | 42,083 | 39,491 | 39,617 | 0% |
| Net Realized Gain (Loss)[1] | (15,466) | 9,238 | (1,413) | (5,927) | (2,554) | NM |
| Net Unrealized Appreciation (Depreciation)[1] | 32,701 | 25,208 | (29,111) | 10,906 | 4,624 | NM |
| Income Tax Benefit (Provision) | (1,296) | (3,781) | (2,054) | (3,069) | (3,433) | NM |
| Net Increase in Net Assets | $ 55,451 | $ 68,740 | $ 9,505 | $ 41,401 | $ 38,254 | (31)% |

(1) Excludes the effect of the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation; The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income

(2) Percent change from prior year is based upon impact (increase/(decrease)) on Net Increase in Net Assets

NM – Not Measurable / Not Meaningful

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
Page 39

# MAIN Per Share Change in Net Asset Value (NAV)

| ($ per share) | Q2 18 | Q3 18 | Q4 18 | Q1 19[1] | Q2 19 |
|---|---|---|---|---|---|
| Beginning NAV | $ 23.67 | $ 23.96 | $ 24.69 | $ 24.09 | $ 24.41 |
| Distributable Net Investment Income | 0.70 | 0.66 | 0.72 | 0.68 | 0.67 |
| Share-Based Compensation Expense | (0.04) | (0.04) | (0.04) | (0.04) | (0.04) |
| Net Realized Gain (Loss)[1] | (0.25) | 0.16 | (0.02) | (0.10) | (0.04) |
| Net Unrealized Appreciation (Depreciation)[1] | 0.55 | 0.41 | (0.47) | 0.19 | 0.07 |
| Income Tax Benefit (Provision) | (0.03) | (0.06) | (0.03) | (0.06) | (0.05) |
| Net Increase in Net Assets | 0.93 | 1.13 | 0.16 | 0.67 | 0.61 |
| Regular Monthly Dividends to Shareholders | (0.57) | (0.57) | (0.585) | (0.585) | (0.60) |
| Supplemental Dividends to Shareholders | (0.275) | - | (0.275) | - | (0.25) |
| Accretive Impact of Stock Offerings[2] | 0.29 | 0.13 | 0.06 | 0.22 | 0.08 |
| Other [3] | (0.09) | 0.04 | 0.04 | 0.02 | (0.08) |
| Ending NAV | $ 23.96 | $ 24.69 | $ 24.09 | $ 24.41 | $ 24.17 |
| Weighted Average Shares | 59,828,751 | 60,807,096 | 61,186,693 | 61,864,688 | 62,880,035 |

Certain fluctuations in per share amounts are due to rounding differences between quarters.

(1) Excludes the effect of the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation; The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income
(2) Includes accretive impact of shares issued through the Dividend Reinvestment Plan (DRIP) and ATM program
(3) Includes differences in weighted-average shares utilized for calculating changes in NAV during the period and actual shares outstanding utilized in computing ending NAV and other minor changes
(4) Cumulative NAV per share growth from $12.85 at December 31, 2007 to $24.17 at June 30, 2019 has been primarily generated through retained earnings (~20%) and accretive offerings (~80%)

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
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MAIN ST CAPITAL CORPORATION

# MAIN Balance Sheet Summary

| ($ in 000's, except per share amounts) | Q2 18 | Q3 18 | Q4 18 | Q1 19 | Q2 19 |
|---|---|---|---|---|---|
| LMM Portfolio Investments | $ 1,084,897 | $ 1,149,008 | $ 1,195,035 | $ 1,214,179 | $ 1,213,697 |
| Middle Market Portfolio Investments | 591,600 | 607,666 | 576,929 | 566,700 | 519,614 |
| Private Loan Investments | 516,836 | 490,841 | 507,892 | 539,990 | 594,421 |
| Other Portfolio Investments | 108,131 | 109,210 | 108,305 | 109,902 | 111,119 |
| External Investment Manager | 62,667 | 70,148 | 65,748 | 65,820 | 69,578 |
| Cash and Cash Equivalents | 40,484 | 50,303 | 54,181 | 47,368 | 70,548 |
| Other Assets | 56,730 | 47,287 | 45,336 | 50,940 | 50,801 |
| Total Assets | $ 2,461,345 | $ 2,524,463 | $ 2,553,426 | $ 2,594,899 | $ 2,629,778 |
| Credit Facility | $ 289,000 | $ 250,000 | $ 301,000 | $ 340,000 | $ 122,000 |
| SBIC Debentures[1] | 306,418 | 337,931 | 338,186 | 314,702 | 315,189 |
| Notes Payable | 356,296 | 356,628 | 356,960 | 357,292 | 603,678 |
| Other Liabilities | 62,277 | 74,462 | 81,231 | 60,408 | 67,829 |
| Net Asset Value (NAV) | 1,447,354 | 1,505,442 | 1,476,049 | 1,522,497 | 1,521,082 |
| Total Liabilities and Net Assets | $ 2,461,345 | $ 2,524,463 | $ 2,553,426 | $ 2,594,899 | $ 2,629,778 |
| Total Portfolio Fair Value as % of Cost | 109% | 110% | 108% | 109% | 109% |
| Common Stock Price Data: | | | | | |
| High Close | $ 38.86 | $ 40.68 | $ 39.06 | $ 39.21 | $ 41.80 |
| Low Close | 36.76 | 38.05 | 32.58 | 33.99 | 37.49 |
| Quarter End Close | 38.06 | 38.50 | 33.81 | 37.20 | 41.12 |

(1) Includes adjustment to the face value of Main Street Capital II, LP ("MSC II") Small Business Investment Company ("SBIC") debentures pursuant to the fair value method of accounting elected for such MSC II SBIC borrowings; Total par value of MAIN's SBIC debentures at June 2019 was $321.8 million

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
Page 41

# MAIN Liquidity and Capitalization

| ($ in 000's) | Q2 18 | Q3 18 | Q4 18 | Q1 19 | Q2 19 |
|---|---|---|---|---|---|
| Cash and Cash Equivalents | $ 40,484 | $ 50,303 | $ 54,181 | $ 47,368 | $ 70,548 |
| Availability Under Credit Facility[(1)] | 366,000 | 430,000 | 404,000 | 365,000 | 583,000 |
| Remaining SBIC Debentures Capacity | 32,200 | 200 | 200 | 25,200 | 25,200 |
| Total Liquidity | $ 438,684 | $ 480,503 | $ 458,381 | $ 437,568 | $ 678,748 |
| *Debt at Par Value:* | | | | | |
| Credit Facility[(1)] | $ 289,000 | $ 250,000 | $ 301,000 | $ 340,000 | $ 122,000 |
| SBIC Debentures | 313,800 | 345,800 | 345,800 | 321,800 | 321,800 |
| Notes Payable | 360,000 | 360,000 | 360,000 | 360,000 | 610,000 |
| Net Asset Value (NAV) | 1,447,354 | 1,505,442 | 1,476,049 | 1,522,497 | 1,521,082 |
| Total Capitalization | $ 2,410,154 | $ 2,461,242 | $ 2,482,849 | $ 2,544,297 | $ 2,574,882 |
| Debt to NAV Ratio[(2)] | 0.67 to 1.0 | 0.63 to 1.0 | 0.68 to 1.0 | 0.67 to 1.0 | 0.69 to 1.0 |
| Non-SBIC Debt to NAV Ratio[(3)] | 0.45 to 1.0 | 0.41 to 1.0 | 0.45 to 1.0 | 0.46 to 1.0 | 0.48 to 1.0 |
| Net Debt to NAV Ratio[(4)] | 0.64 to 1.0 | 0.60 to 1.0 | 0.65 to 1.0 | 0.64 to 1.0 | 0.65 to 1.0 |
| Interest Coverage Ratio[(5)] | 4.92 to 1.0 | 4.88 to 1.0 | 4.81 to 1.0 | 4.73 to 1.0 | 4.61 to 1.0 |

(1) As of June 30, 2019, MAIN's credit facility had $705.0 million in total commitments with an accordion feature to increase up to $800.0 million; Borrowings under this facility are available to provide additional liquidity for investment and operational activities

(2) SBIC Debentures are not included as "senior debt" for purposes of the BDC 200% asset coverage requirements pursuant to exemptive relief received by MAIN; Debt to NAV Ratio is calculated based upon the par value of debt

(3) Non-SBIC Debt to NAV Ratio is calculated based upon the par value of debt

(4) Net debt in this ratio includes par value of debt less cash and cash equivalents

(5) DNII + interest expense / interest expense on a trailing twelve month basis

Main Street Capital Corporation NYSE: MAIN mainstcapital.com

Page 42

Stable, Long-Term Leverage – Significant Unused Capacity MAIN maintains a conservative capital structure, with limited overall leverage and low cost, long-term debt Capital structure is designed to match expected duration and fixed/floating rate nature of investment portfolio assets $705.0 million Credit Facility (1) L+1.875% floating (4.3% as of June 30, 2019) September 2023 (fully revolving until maturity) $122.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2019 Notes Payable(2) 4.5% fixed $175.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2022 Notes Payable 4.5% fixed $185.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures May 1, 2024 Notes Payable 5.2% fixed $250.0 million Various dates between 2020 - 2028 (weighted average duration = 5.5 years) 3.6% fixed (weighted average) SBIC Debentures $321.8 million (1) As of June 30, 2019, MAIN’s credit facility had $705.0 million in total commitments from 17 relationship banks, with an accordion feature which could increase total commitments up to $800.0 million (2) MAIN issued $250.0 million of five-year, unsecured investment grade notes in April 2019 to ultimately re-pay the notes $175.0 million notes maturing in December 2019. Due to the make-whole provision in the notes maturing in December 2019, the net proceeds from the notes issuance in April 2019 were used to re-pay a portion of the outstanding balance under the Credit Facility and Main Street currently expects that it will re-borrow under the Credit Facility to repay the 4.50% Notes due 2019 upon maturity in December 2019. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 43 Facility Interest Rate Maturity Principal Draw n

MAIN ST
CAPITAL CORPORATION

# Long-term Maturity of Debt Obligations

**MAIN's conservative capital structure provides long-term access to attractively-priced and structured debt facilities**

- Allows for investments in assets with long-term holding periods / illiquid positions and greater yields and overall returns
- Provides downside protection and liquidity through economic cycles
- Allows MAIN to be opportunistic during periods of economic uncertainty



350
300
250
200
150
100
50
0
(in millions)
$175.0
$47.0
$40.0
$185.0
$5.0
$16.0
$122.0
$250.0
$63.8
$75.0
$75.0
2019
2020
2021
2022
2023
2024
2025
2026
2027
2028
Credit Facility (1)
SBIC debentures
4.50% Notes due 2019 (2)
4.50% Notes due 2022 (3)
5.2% Notes due 2024 (4)

(1) Based upon outstanding balance as of June 30, 2019; total commitments at June 30, 2019 were $705.0 million

(2) Issued in November 2014; redeemable at MAIN's option at any time, subject to certain make whole provisions. MAIN issued $250.0 million of five-year, unsecured investment grade notes in April 2019 to ultimately re-pay the $175.0 million notes maturing in December 2019. Due to the make-whole provision in the notes maturing in December 2019, the net proceeds from the notes issuance in April 2019 were used to re-pay a portion of the outstanding balance under the Credit Facility and Main Street currently expects that it will re-borrow under the Credit Facility to repay the 4.50% Notes due 2019 upon maturity in December 2019.

(3) Issued in November 2017; redeemable at MAIN's option at any time, subject to certain make whole provisions

(4) Issued in April 2019; redeemable at MAIN's option at any time, subject to certain make whole provisions

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
Page 44

Significant Management Ownership / Investment Significant equity ownership by MAIN’s management team, coupled with internally managed structure, provides alignment of interest between MAIN’s management and our shareholders Management (1) 3,509,189 $144,297,852 (1) (2) Includes members of MAIN’s executive and senior management team and the members of MAIN’s Board of Directors Includes 1,215,705 shares, or approximately $31.1 million, purchased by Management as part of, or subsequent to, the MAIN IPO, including 37,182 shares, or approximately $1.5 million, purchased in the quarter ended June 30, 2019 Based upon closing market price of $41.12/share on June 28, 2019 (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 45 # of Shares (2) June 30, 2019 (3)

MAIN Total Return Performance Since IPO Recessionary Period Notes: (1) (2) Assumes dividends reinvested on date paid The Main Street Peer Group includes all BDCs that have been publicly-traded for at least one year and that have total assets greater than $500 million based on individual SEC Filings as of December 31, 2018; specifically includes: AINV, ARCC, BBDC, BKCC, CGBD, CSWC, FDUS, FSK, GAIN, GARS, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SCM, SLRC, TCPC, TCRD, TSLX, and WHF. Main Street Peer Group is equal weighted Indexed as of October 5, 2007 and last trading date is June 28, 2019 (3) (4) Consistent market outperformance through various economic cycles Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 46

Executive Summary Unique focus on under-served Lower Middle Market • • • Inefficient asset class with less competition Unique market opportunity with attractive risk-adjusted returns Generally first lien, senior secured debt investments plus meaningful equity participation Invest in complementary interest-bearing Middle Market and Private Loan debt investments • • • Lower risk / more liquid asset class Opportunity for consistent investment activity Generally first lien, senior secured debt investments Efficient internally managed operating structure drives greater shareholder returns • • • Alignment of management and our shareholders Maintains the lowest operating cost structure in the BDC industry Favorable operating cost comparison to other yield oriented investment options Attractive, recurring monthly dividend yield and historical net asset value per share growth • Periodic increases in monthly dividends coupled with meaningful semi-annual supplemental dividends • Increase in net asset value per share creates opportunity for stock price appreciation Strong liquidity and stable capitalization for sustainable growth Highly invested management team with successful track record Niche investment strategy with lower correlation to broader debt / equity markets Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 47

# MAIN Corporate Data

Please visit our website at www.mainstcapital.com for additional information

**Board of Directors**

Michael Appling, Jr.
Chief Executive Officer (CEO)
TnT Crane & Rigging

Valerie L. Banner
SVP, General Counsel & Corporate Secretary
Exterran Corporation

Joseph E. Canon
EVP & Executive Director
Kickapoo Springs Foundation
The Legett Foundation

Vincent D. Foster
Executive Chairman
Main Street Capital Corporation

Arthur L. French
Retired CEO/Executive

J. Kevin Griffin
SVP, Financial Planning & Analysis
Novant Health, Inc.

Dwayne L. Hyzak
CEO
Main Street Capital Corporation

John E. Jackson
President & CEO
Spartan Energy Partners, LP

Brian E. Lane
CEO & President
Comfort Systems USA

Stephen B. Solcher
SVP, Finance and Operations & Chief Financial Officer
BMC Software

**Executive Officers**

Dwayne L. Hyzak
Chief Executive Officer

David L. Magdol
President & Chief Investment Officer

Vincent D. Foster,
Executive Chairman

Curtis L. Hartman
Vice Chairman, Chief Credit Officer & Senior Managing Director (SMD)

Jesse E. Morris
Chief Operating Officer and Executive Vice President

Brent D. Smith
Chief Financial Officer & Treasurer

Jason B. Beauvais
SVP, General Counsel, Secretary & Chief Compliance Officer

Nicholas T. Meserve
Managing Director (MD)

Shannon D. Martin
Vice President & Chief Accounting Officer

**Research Coverage**

Tim Hayes
B. Riley FBR, Inc.
(703) 312-1819

Mitchel Penn
Janney Montgomery Scott
(410) 583-5976

Robert J. Dodd
Raymond James
(901) 579-4560

Michael Ramirez
SunTrust Robinson Humphrey
(615) 748-4422

**Corporate Headquarters**

1300 Post Oak Blvd, 8th Floor
Houston, TX 77056
Tel: (713) 350-6000
Fax: (713) 350-6042

**Independent Registered Public Accounting Firm**

Grant Thornton, LLP
Houston, TX

**Corporate Counsel**

Dechert, LLP
Washington, D.C.

**Securities Listing**

Common Stock – NYSE: MAIN

**Transfer Agent**

American Stock Transfer & Trust Co.
Tel: (212) 936-5100
www.astfinancial.com

**Investor Relation Contacts**

Dwayne L. Hyzak
CEO

Brent D. Smith
Chief Financial Officer

Tel: (713) 350-6000

Ken Dennard
Zach Vaughan
Dennard Lascar Investor Relations
Tel: (713) 529-6600

**Management Executive Committee**

Dwayne L. Hyzak, CEO
David L. Magdol, President & CIO
Vincent D. Foster, Executive Chairman
Curtis L. Hartman, VC, CCO & SMD

**Investment Committee**

Dwayne L. Hyzak, CEO
David L. Magdol, President & CIO
Vincent D. Foster, Executive Chairman
Curtis L. Hartman, VC, CCO & SMD

**Credit Committee**

Dwayne L. Hyzak, CEO
Vincent D. Foster, Executive Chairman
Curtis L. Hartman, VC, CCO & SMD
Nicholas T. Meserve, MD

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
Page 48

MAIN ST CAPITAL CORPORATION

Debt Capital Markets Presentation

Second Quarter – 2019

Main Street Capital Corporation NYSE: MAIN mainstcapital.com

Disclaimers Main Street Capital Corporation (MAIN) cautions that statements in this presentation that are forward-looking, and provide other than historical information, involve risks and uncertainties that may impact our future results of operations. The forward-looking statements in this presentation are based on current conditions as of August 9, 2019 and include statements regarding our goals, beliefs, strategies and future operating results and cash flows, including but not limited to the equivalent annual yield represented by our dividends declared, the tax attributes of our dividends and the amount of leverage available to us. Although our management believes that the expectations reflected in any forward-looking statements are reasonable, we can give no assurance that those expectations will prove to have been correct. Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: our continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which our portfolio companies operate; changes in laws and regulations that may adversely impact our operations or the operations of one or more of our portfolio companies; the operating and financial performance of our portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward-Looking Statements” and “Risk Factors” included in our filings with the Securities and Exchange Commission (www.sec.gov). We undertake no obligation to update the information The summary descriptions and other information included herein are intended only for informational purposes and convenient reference. The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Before making an investment decision with respect to MAIN, investors are advised to carefully review an applicable prospectus to review the risk factors described therein, and to consult with their tax, financial, investment and legal advisors. These materials do not purport to be complete, and are qualified in their entirety by reference to the more detailed disclosures contained in an applicable prospectus and MAIN’s related documentation. No representation or warranty, express or implied, is made as to the accuracy or completeness of the information contained herein, and nothing shall be relied upon as a promise or representation as to the future performance of MAIN. Distributable net investment income is net investment income, as determined in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, excluding the impact of share-based compensation expense which is non-cash in nature. MAIN believes presenting distributable net investment income and the related per share amount is useful and appropriate supplemental disclosure of information for analyzing its financial performance since share-based compensation does not require settlement in cash. However, distributable net investment income is a non-U.S. GAAP measure and should not be considered as a replacement for net investment income and other earnings measures presented in accordance with U.S. GAAP. Instead, distributable net investment income should be reviewed only in connection with such U.S. GAAP measures in analyzing MAIN’s financial performance. containedhereinto circumstances, except regulations. reflectsubsequentlyoccurringeventsor as required by applicable securities laws and This presentation is neither an offer to sell nor a solicitation of an offer to buy MAIN’s securities. An offering is made only by an applicable prospectus. This presentation must be read in conjunction with a prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of such a prospectus must be made available to you in connection with any offering. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 2

Main Street Capital Corporation 2nd Quarter – 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 3

MAIN is a Principal Investor in Private Debt and Equity Internally-managed Business Development Company (BDC) Unique investment strategy, internally managed operating structure and focus on Lower Middle Market differentiates MAIN from other investment firms Conservative capital structure with S&P rating of BBB/Stable outlook • • IPO in 2007 Over $4.4 billion in capital under management(1) – Over $3.2 billion internally at MAIN(1) – Over $1.2 billion as a sub-advisor to a third party(1) Primarily invests in the under-served Lower Middle Market (LMM) •Targets companies with revenue between $10 million - $150 million; EBITDA between $3 million - $20 million Debt investments in Middle Market companies •Larger companies than LMM investment strategy, with EBITDA between $20 million - $100 million Debt investments originated in collaboration with other funds •Similar in size, structure and terms to LMM and Middle Market investments Attractive asset management advisory business Significant management ownership / investment in MAIN Headquartered in Houston, Texas (1) Capital under management includes undrawn portion of debt capital as of June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 4

Investment(1) Investment Portfolio – By Type of Total Investment Portfolio $2,508.4 million Total Debt Investments $1,702.3 million Debt Investments, 67.9%, $1,702.3m First Lien Debt, 93.7%, $1,594.4m Other Portfolio, 4.4%, $111.1m Equity, 27.7%, $695.0m Junior Debt, 6.3%, $107.9m (1) Fair value as of June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 5

Unique Investment Strategy MAIN’s investment strategy differentiates MAIN from its competitors and provides highly attractive risk-adjusted returns Business Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 6 Asset Management •No investment capital at risk; monetizing value of MAIN’s intangible assets •Significant contribution to net investment income •Source of stable, recurring fee income •Returns benefit MAIN stakeholders due to internally managed structure Middle Market •Larger companies than LMM strategy, with EBITDA between $20 - $100 million •First lien, senior secured debt investments •Floating rate debt investments •Large addressable market •Can provide source of liquidity for MAIN as needed Private Loans •Companies that are similar in size to LMM and Middle Market •First lien, senior secured debt investments in privately held companies originated through strategic relationships with other investment funds •Floating rate debt investments •Proprietary investments that can be difficult for investors to access •Investments with attractive risk-adjusted returns Lower Middle Market (LMM) •Proprietary investments that are difficult for investors to access •Companies with $10 - $150 million of revenues and $3 - $20 million of EBITDA •Customized financing solutions which include a combination of first lien, senior secured debt and equity •Large addressable market •High cash yield from debt investments •Dividend income, NAV growth and net realized gains from equity investments

Portfolio Highlights(1) The benefits of MAIN’s unique investment strategy has resulted in a high quality, diversified and mature investment portfolio • 94% of debt investments are first lien(2) floating rates(2) investments of 10.7%(2) (1) (2) As of June 30, 2019; investment amounts at fair value, unless otherwise noted As of June 30, 2019; based on cost; weighted-average effective yield based on principal and includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Includes $69.6 million of equity investment relating to MAIN’s wholly owned unconsolidated subsidiary, MSC Advisor I, LLC (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 7 Private Loans •$594.4 million of total investments •62 companies •$564.8 million of debt investments (95% of Private Loan portfolio) •93% of debt investments are first lien(2) •Average investment size of $10.2 million(2) •88% of debt investments bear interest at floating rates(2) •Weighted-average effective yield of 10.2%(2) Total Portfolio(3) • $2,508.4 million of total investments • 194 companies • $1,702.3 million of debt investments (68%) • $806.1 million of equity investments (32%), including $111.1 million of Other Portfolio investments (4%) • 74% of debt investments bear interest at • Weighted-average effective yield on debt Lower Middle Market • $1,213.7 million of total investments • 69 companies • $635.4 million of debt investments (52%) • $578.3 million of equity investments (48%) • Typical initial investment target of 75% debt / 25% equity • 98% of debt investments are first lien(2) • Average investment size of $17.6 million at fair value or $14.4 million at cost • Weighted-average effective yield on debt of 12.1%(2) Middle Market •$519.6 million of total investments •51 companies •$502.1 million of debt investments (97% of Middle Market portfolio) •89% of debt investments are first lien(2) •Average investment size of $11.0 million(2) •96% of debt investments bear interest at floating rates(2) •Weighted-average effective yield of 9.4%(2)

Business Development Company (BDC) Background Leverage Created by Congress in 1980 through the Small Business Investment Incentive Act of 1980 to facilitate the flow of capital to small and mid-sized U.S. businesses Highly regulated by the Securities and Exchange Commission under the Investment Company Act of 1940 (1940 Act) Provide a way for individual investors to participate in equity and debt investments in private companies • Regulatory restrictions on debt leverage levels require BDCs to maintain conservative leverage Must maintain an asset to debt coverage ratio of at least 2.0x, unless the BDC has obtained Board or Shareholder approval to decrease the required asset to debt coverage ratio to 1.5x as provided for under the Small Business Credit Availability Act passed in December 2017 • Portfolio Diversification • BDCs maintain sufficient diversification in order to protect stakeholders from excessive risks BDCs must limit individual investment size and limit certain types of investments • Full Transparency • • Detailed schedule of all investments (and related key terms) in quarterly reporting Quarterly fair value mark to market accounting Income Tax Treatment • As a Regulated Investment Company (RIC), BDCs generally do not pay corporate income taxes To maintain RIC status and avoid paying corporate income taxes, BDCs must distribute at least 90% of taxable income (other than net capital gain) to investors To avoid federal excise taxes, BDC’s must distribute at least 98% of taxable income to investors Tax treatment is similar to Real Estate Investment Trusts (REIT) • • • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 8

MAIN Capital Structure Cash $ 70,548 Debt at parent Credit Facility 5.20% Notes due 2024(1) 4.50% Notes due 2022(1) 4.50% Notes due 2019(1) 122,000 250,000 185,000 175,000 4.7% 9.7% 7.2% 6.8% Debt at subsidiaries SBIC Debentures(1) 321,800 12.5% Book value of equity 1,521,082 59.1% Debt / Capitalization 0.41x Debt / Book equity 0.69x Debt / Enterprise value(2) 0.30x Debt / Market capitalization(2) 0.41x Stock price / Net asset value per share(2) 1.70x (1) Debt amounts reflected at par value (2) Based on stock price of $41.12 as of June 28, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 9 Total capitalization $ 2,574,882 100.0% Total debt 1,053,800 40.9% Total debt at subsidiaries321,800 12.5% Total debt at parent 732,000 28.4% Current capitalization ($ in 000's) June 30, 2019 % of Capitalization

MAIN ST CAPITAL CORPORATION

# Conservative Leverage

| As of June 30, 2019 ($ in 000's) | Parent[(1)] | SBICs | Total |
|---|---|---|---|
| Total Assets | **$ 2,068,670** | $ 561,108 | $ 2,629,778 |
| *Debt Capital:* | | | |
| Revolving Credit Facility[(2)] | **122,000** | - | 122,000 |
| SBIC Debentures | **-** | 315,189 | 315,189 |
| Notes Payable | **603,678** | - | 603,678 |
| Total Debt | **725,678** | 315,189 | 1,040,867 |
| Net Asset Value (NAV) | **1,281,184** | 239,898 | 1,521,082 |

**Key Leverage Stats**

| | | | |
|---|---|---|---|
| Interest Coverage Ratio[(3)] | **4.66x** | 4.49x | 4.61x |
| Asset Coverage Ratio[(4)] | **2.83x** | 1.74x | 2.50x |
| Consolidated Asset Coverage Ratio - Regulatory[(5)] | **N/A** | N/A | 3.07x |
| Debt to Assets Ratio | **0.35x** | 0.56x | 0.40x |
| Debt to NAV Ratio[(6)] | **0.57x** | 1.34x | 0.69x |
| Net Debt to NAV Ratio[(7)] | **0.57x** | 1.08x | 0.65x |

(1) Assets at the BDC/RIC parent level represent the collateral available to MAIN's debt capital market investors
(2) As of June 30, 2019, MAIN's credit facility had $705.0 million in total commitments with an accordion feature to increase up to $800.0 million. Borrowings under this facility are available to provide additional liquidity for investment and operational activities
(3) DNII + interest expense / interest expense on a trailing twelve month basis
(4) Calculated as total assets divided by total debt at par, including SBIC debt
(5) Calculated per BDC regulations; SBIC Debentures are not included as "senior debt" for purposes of the BDC 200% asset coverage requirements pursuant to exemptive relief received by MAIN
(6) Debt to NAV Ratio is calculated based upon the par value of debt
(7) Net debt in this ratio includes par value of debt less cash and cash equivalents

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
Page 10

# Conservative Leverage - Regulatory

Passage of the Small Business Credit Availability Act in December 2017 provides the opportunity for BDCs to obtain board or shareholder approval to access additional leverage by lowering the required asset coverage to 1.50x (from 2.00x)

MAIN has historically operated at conservative regulatory leverage levels, in all cases with significant cushion to the historical (2.00x) regulatory limits, and proven through historical performance that MAIN does not require access to additional leverage to generate market leading returns

| MAIN's Historical Asset Coverage Ratio: | 2014 | 2015 | 2016 | 2017 | 2018 | Q2 19 |
|---|---|---|---|---|---|---|
| Consolidated Asset Coverage Ratio - Regulatory (1) | 2.93x | 2.92x | 2.97x | 3.67x | 3.22x | 3.07x |
| Minimum Required Asset Coverage (2) | 2.00x | 2.00x | 2.00x | 2.00x | 2.00x | 2.00x |
| Cushion % above Miniumum Required Asset Coverage | 47% | 46% | 49% | 84% | 61% | 54% |

(1) Calculated per BDC regulations; SBIC Debentures are not included as "senior debt" for purposes of the 200% Minimum Asset Coverage Ratio requirements pursuant to exemptive relief received by MAIN

(2) Minimum required asset coverage of 2.00x prior to passage of the Small Business Credit Availability Act. Minimum requirement of 2.00x remains in place for all BDCs unless board or shareholder approval is obtained to lower minimum requirement to 1.50x

Main Street Capital Corporation NYSE: MAIN mainstcapital.com

Page 11

Conservative Leverage - Excess Collateral Improves Over Time MAIN’s conservative use of leverage and equity to fund its growth results in significant excess collateral that provides protection to lenders Total Assets Excluding SBIC Assets $ $ 1,137 218 $ $ 1,746 250 $ $ 2,068 240 (2) Add: Equity Value of SBIC Entities Total Collateral Available to Secured Lenders $ 1,355 $ 1,996 $ 2,308 Less: Secured Debt (revolver borrowings) Excess Collateral Available to Unsecured Lenders Increase since first IG debt issuance (3) Increase since second IG debt issuance (4) $ (287) $ (355) $ (122) $ 1,068 $ 1,641 $ 2,186 MAIN’s management of its capital structure results in reduced risk profile for debt investors over time 54% 105% 33% Less: Unsecured Debt Outstanding (par value) Remaining Excess Collateral Available to Unsecured Lenders (91) (266) (610) Excess collateral available to unsecured lenders has increased by 105% since MAIN’s first investment grade (“IG”) debt issuance 977 1,375 1,576 Increase since first IG debt issuance (3) Increase since second IG debt issuance (4) 41% 61% 15% (1) (2) (3) (4) Most recent information publicly reported prior to IG debt issuances Represents asset value in excess of SBIC debt. SBIC assets contain negative pledge in relation to SBIC debt; therefore equity at SBIC entities is effectively collateral for lenders First IG notes issued in November 2014 Second IG notes issued in November 2017 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 12 ($ millions) 9/30/2014 (1) 9/30/2017 (1) 6/30/2019

MAIN ST
CAPITAL CORPORATION

# Key Credit Highlights

| | |
|---|---|
| **Experienced Management Team with Strong Track Record** | • Core executive management team has been together as a team for 15+ years<br>• Extensive investment expertise and relationships<br>• Significant management equity ownership |
| **Efficient and Leverageable Internally Managed Operating Structure** | • Meaningful operating cost advantage through efficient internally managed structure<br>• Significant benefits through alignment of interests between management (stock ownership and incentive compensation) and investors<br>• Industry leading operating expense efficiency |
| **Conservative Leverage** | • 1940 Act requires a minimum 2.0x regulatory asset coverage ratio[(1)]<br>• MAIN's asset coverage ratio is ~2.8x at the Parent level; ~3.1x on a regulatory basis<br>• Conservative leverage position further enhanced through ongoing efficient capital raises through at-the-market, or ATM, equity issuance program |
| **Unique Investment Strategy** | • Unique investment strategy differentiates MAIN from its competitors and provides highly attractive risk-adjusted returns<br>• Asset management advisory business significantly enhances MAIN's returns to its investors |
| **High Quality Portfolio** | • Significant diversification<br>• Debt investments primarily carry a first priority lien on the assets of the business<br>• Permanent capital structure of BDC allows for long-term, patient investment strategy and overall approach |

(1) Minimum required asset coverage of 2.00x prior to passage of the Small Business Credit Availability Act; Minimum requirement of 2.00x remains in place unless Board or Shareholder approval is obtained to lower minimum requirement to 1.50x

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
Page 13

MAIN ST CAPITAL CORPORATION

# MAIN Co-Founders and Executive Management Team

| | |
|---|---|
| **Vince Foster; CPA & JD**[1][2][3]<br>Executive Chairman | • Co-founded MAIN and MAIN predecessor funds (1997)<br>• Co-founded Quanta Services (NYSE: PWR)<br>• Partner in charge of a Big 5 Accounting Firm's Corporate Finance/Mergers and Acquisitions practice for the Southwest United States |
| **Dwayne Hyzak; CPA**[1][2][3]<br>CEO | • Co-founded MAIN; Joined Main Street group in 2002; affiliated with Main Street group since 1999<br>• Director of acquisitions / integration with Quanta Services (NYSE: PWR)<br>• Manager with a Big 5 Accounting Firm's audit and transaction services groups |
| **David Magdol**[1][2]<br>President and CIO[4] | • Co-founded MAIN; Joined Main Street group in 2002<br>• Vice President in Lazard Freres Investment Banking Division<br>• Vice President of McMullen Group (John J. McMullen's Family Office) |
| **Curtis Hartman; CPA**[1][2][3]<br>Vice Chairman, CCO[5] and Senior Managing Director | • Co-founded MAIN; Joined Main Street group in 2000<br>• Investment associate at Sterling City Capital<br>• Manager with a Big 5 Accounting Firm's transaction services group |
| **Jesse Morris; CPA**<br>COO[6] and Executive Vice President | • Joined MAIN in 2019<br>• Previously Executive Vice President with Quanta Services (NYSE: PWR)<br>• Prior experience with a Big 5 Accounting Firm and a publicly-traded foodservice distribution company |
| **Brent Smith; CPA**<br>CFO and Treasurer | • Joined MAIN in 2014<br>• Previously CFO with a publicly-traded oilfield services company<br>• Prior experience with a Big 5 Accounting Firm and a publicly-traded financial consulting firm |
| **Jason Beauvais; JD**<br>SVP, GC, CCO[7] and Secretary | • Joined MAIN in 2008<br>• Previously attorney for Occidental Petroleum Corporation (NYSE: OXY) and associate in the corporate and securities section at Baker Botts LLP |

(1) Member of MAIN Executive Committee
(2) Member of MAIN Investment Committee
(3) Member of MAIN Credit Committee
(4) Chief Investment Officer
(5) Chief Credit Officer
(6) Chief Operating Officer
(7) Chief Compliance Officer

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
Page 14

Significant Management Ownership / Investment Significant equity ownership by MAIN’s management team, coupled with internally managed structure, provides alignment of interest between MAIN’s management and our stakeholders Management (1) 3,509,189 $144,297,852 (1) (2) Includes members of MAIN’s executive and senior management team and the members of MAIN’s Board of Directors Includes 1,215,705 shares, or approximately $31.1 million, purchased by Management as part of, or subsequent to, the MAIN IPO, including 37,182 shares, or approximately $1.5 million, purchased in the quarter ended June 30, 2019 Based upon closing market price of $41.12/share on June 28, 2019 (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 15 # of Shares (2) June 30, 2019 (3)

Efficient and Leverageable Operating Structure MAIN’s internally managed operating structure provides significant operating leverage and greater returns for our stakeholders “Internally managed” structure means no external management fees or expenses are paid Alignment of interest between management and investors • Greater incentives to maximize increases to stakeholder value and rationalize debt and equity capital raises 100% of MAIN’s management efforts and activities are for the benefit of the BDC • MAIN targets total operating expenses(1) as a percentage of average assets (Operating Expense to Assets Ratio) at or less than 2% • • Long-term actual results have significantly outperformed target Industry leading Operating Expense to Assets Ratio of 1.3%(2) Significant portion of total operating expenses (1) are non-cash Non-cash expense for restricted stock amortization was 26.6%(2) of total operating expenses (1) Operating Expense to Assets Ratio of 1.0%(2) excluding non-cash restricted stock amortization expense • • (1) Total operating expenses, including non-cash share based compensation expense and excluding interest expense (2) Based upon the trailing twelve month period ended June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 16

MAIN ST CAPITAL CORPORATION

# MAIN Maintains a Significant Operating Cost Advantage


Operating Expenses as a Percentage of Total Assets(1)
4.0%
3.5%
3.0%
2.5%
2.0%
1.5%
1.0%
0.5%
0.0%
MAIN (2)
MAIN Excl. Share-Based Comp. (3)
Other BDCs (4)(5)
Other BDCs Excl. Share-Based Comp. (4)(6)
Commercial Banks (7)

(1) Total operating expenses excluding interest expense
(2) For the trailing twelve month period ended June 30, 2019
(3) For the trailing twelve month period ended June 30, 2019, excluding non-cash share-based compensation expense
(4) Other BDCs includes dividend paying BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million based on individual SEC Filings as of December 31, 2018; specifically includes: AINV, ARCC, BBDC, BKCC, CSWC, FDUS, FSK, GAIN, GARS, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SCM, SLRC, TCPC, TCRD, TSLX and WHF
(5) Calculation represents the average for the companies included in the group and is based upon the trailing twelve month period ended March 31, 2019 as derived from each company's SEC filings
(6) Calculation represents the average for the companies included in the group and excludes non-cash share-based compensation. Based upon the trailing twelve month period ended March 31, 2019 as derived from each company's SEC filings
(7) Source: SNL Financial. Calculation represents the average for the trailing twelve month period ended March 31, 2019 and includes commercial banks with a market capitalization between $500 million and $3 billion

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
Page 17

Stable, Long-Term Leverage – Significant Unused Capacity MAIN maintains a conservative capital structure, with limited overall leverage and low cost, long-term debt Capital structure is designed to match expected duration and fixed/floating rate nature of investment portfolio assets $705.0 million Credit Facility (1) L+1.875% floating (4.3% as of June 30, 2019) September 2023 (fully revolving until maturity) $122.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2019 Notes Payable(2) 4.5% fixed $175.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2022 Notes Payable 4.5% fixed $185.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures May 1, 2024 Notes Payable 5.2% fixed $250.0 million Various dates between 2020 - 2028 (weighted average duration = 5.5 years) 3.6% fixed (weighted average) SBIC Debentures $321.8 million (1) As of June 30, 2019, MAIN’s credit facility had $705.0 million in total commitments from 17 relationship banks, with an accordion feature which could increase total commitments up to $800.0 million (2) MAIN issued $250.0 million of five-year, unsecured investment grade notes in April 2019 to ultimately re-pay the notes $175.0 million notes maturing in December 2019. Due to the make-whole provision in the notes maturing in December 2019, the net proceeds from the notes issuance in April 2019 were used to re-pay a portion of the outstanding balance under the Credit Facility and Main Street currently expects that it will re-borrow under the Credit Facility to repay the 4.50% Notes due 2019 upon maturity in December 2019. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 18 Facility Interest Rate Maturity Principal Draw n

MAIN ST CAPITAL CORPORATION

# Long-term Maturity of Debt Obligations

**MAIN's conservative capital structure provides long-term access to attractively-priced and structured debt facilities**

- Allows for investments in assets with long-term holding periods / illiquid positions and greater yields and overall returns
- Provides downside protection and liquidity through economic cycles
- Allows MAIN to be opportunistic during periods of economic uncertainty



350
300
250
200
150
100
50
0
(in millions)
$175.0
$47.0
$40.0
$185.0
$5.0
$16.0
$122.0
$250.0
$63.8
$75.0
$75.0
2019
2020
2021
2022
2023
2024
2025
2026
2027
2028
Credit Facility(1)
SBIC debentures
4.50% Notes due 2019(2)
4.50% Notes due 2022(3)
5.2% Notes due 2024(4)

(1) Based upon outstanding balance as of June 30, 2019; total commitments at June 30, 2019 were $705.0 million

(2) Issued in November 2014; redeemable at MAIN's option at any time, subject to certain make whole provisions. MAIN issued $250.0 million of five-year, unsecured investment grade notes in April 2019 to ultimately re-pay the $175.0 million notes maturing in December 2019. Due to the make-whole provision in the notes maturing in December 2019, the net proceeds from the notes issuance in April 2019 were used to re-pay a portion of the outstanding balance under the Credit Facility and Main Street currently expects that it will re-borrow under the Credit Facility to repay the 4.50% Notes due 2019 upon maturity in December 2019.

(3) Issued in November 2017; redeemable at MAIN's option at any time, subject to certain make whole provisions

(4) Issued in April 2019; redeemable at MAIN's option at any time, subject to certain make whole provisions

Main Street Capital Corporation NYSE: MAIN mainstcapital.com

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At-The-Market (ATM) Equity Program Provides permanent capital to match indefinite or long-term holding period for LMM investments ATM Equity Program provides efficient, low cost capital Facilitates maintenance of conservative leverage position • Provides permanent capital to match growth of LMM investments on an as-needed basis Provides significant economic cost savings compared to traditional overnight equity offerings Issued equity is accretive to NAV per share Provides significant benefits vs traditional overnight equity offerings • • Provides equity capital and liquidity on an as-needed basis, avoiding dilution from larger overnight equity offerings Provides equity capital at significantly lower cost Avoids negative impact to stock price from larger overnight equity offerings • • Raised net proceeds of $389.8 million since inception in 2015(1) •Average sale price is approximately 62% above average NAV per share over same period(1) •Resulted in economic cost savings of approximately $19.8 million when compared to traditional overnight equity offering(1)(2) (1) Through June 30, 2019 (2) Assumes 6% all-in cost for traditional overnight equity offering Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 20

Lower Middle Market (LMM) Investment Strategy LMM investment strategy differentiates MAIN from its competitors and provides attractive risk-adjusted returns Investment Objectives • High cash yield from secured debt investments (11.4% weighted-average cash coupon as of June 30, 2019); plus Dividend income and periodic capital gains from equity investments • Investments are structured for (i) protection of capital, (ii) high recurring income and (iii) meaningful capital gain opportunity Focus on self-sponsored, “one stop” financing opportunities • • • • Partner with business owners and entrepreneurs Recapitalization, buyout, growth and acquisition capital Extensive network of grass roots referral sources Strong and growing “Main Street” brand recognition / reputation Provide customized financing solutions Investments have low correlation to the broader debt and equity markets and attractive risk-adjusted returns Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 21

LMM Investment Opportunity MAIN targets LMM investments in established, profitable companies Characteristics of LMM provide beneficial risk-reward investment opportunities Large and critical portion of U.S. economy •175,000+ domestic LMM businesses(1) LMM is under-served from a capital perspective and less competitive Inefficient asset class generates pricing inefficiencies •Typical entry enterprise values between 4.5X – 6.5X EBITDA •Typical entry leverage multiples between 2.0X – 4.0X EBITDA to MAIN debt investment Partner relationship with the management teams of our portfolio companies vs a “commoditized vendor of capital” (1) Source: U.S. Census 2012 – U.S. Data Table by Enterprise Receipt Size; 2012 County Business Patterns and 2012 Economic Census; includes Number of Firms with Enterprise Receipt Size between $10,000,000 and $99,999,999 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 22

Middle Market Debt Investment Strategy Investment Objective •Generate cash yield to support MAIN monthly dividend MAIN maintains a portfolio of debt investments in Middle Market companies Investments in secured and/or rated debt investments •First lien, senior secured debt investments •Floating rate debt investments Larger companies than the LMM investment strategy •Current Middle Market portfolio companies have weighted-average EBITDA of approximately $93.1 million(1) Large and critical portion of U.S. economy •Nearly 200,000 domestic Middle Market businesses(2) More relative liquidity than LMM investments 6% – 10% targeted gross yields •Weighted-average effective yield(3) of 9.4% •Net returns positively impacted by lower overhead requirements and modest use of leverage •Floating rate debt investments provide matching with MAIN’s floating rate credit facility (1) (2) (3) This calculation excludes three Middle Market portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Source: National Center for The Middle Market; includes number of U.S. domestic businesses with revenues between $10 million and $1 billion Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 23

Private Loan Investment Strategy Investment Objectives Private Loan portfolio investments are primarily debt investments in privately held companies which have been originated through strategic relationships with other investment funds on a collaborative basis, and are often referred to in the debt markets as “club deals” • Access proprietary investments with attractive risk-adjusted return characteristics Generate cash yield to support MAIN monthly dividend • Investment Characteristics • Investments in companies that are consistent with the size of companies in our LMM and Middle Market portfolios Proprietary investments originated through strategic relationships with other investment funds on a collaborative basis Current Private Loan portfolio companies have weighted-average EBITDA of approximately $53.0 million(1) • • Investments in secured debt investments •First lien, senior secured debt investments •Floating rate debt investments 8% – 12% targeted gross yields • • Weighted-average effective yield of 10.2% Net returns positively impacted by lower overhead requirements and modest use of leverage Floating rate debt investments provide matching with MAIN’s floating rate credit facility • (1)This calculation excludes three Private Loan portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 24

Asset Management Business MAIN’s asset management business represents additional income diversification and the opportunity for greater stakeholder returns In May 2012, MAIN(1) entered into an investment sub-advisory agreement with the investment advisor to HMS Income Fund, Inc., a non-listed BDC • MAIN(1) provides asset management services, including sourcing, diligence and post-investment monitoring MAIN(1) receives 50% of the investment advisor’s base management fee and incentive fees • – – MAIN(1) base management fee – 1% of total assets MAIN(1) incentive fees – 10% of net investment income above a hurdle and 10% of net realized capital gains MAIN earned $1.4 million of incentive fees during the first six months of 2019 MAIN’s internally managed operating structure provides MAIN’s stakeholders the benefits of this asset management business – Benefits to MAIN • No significant increases to MAIN’s operating costs to provide services (utilize existing infrastructure and leverage fixed costs) No invested capital – monetizing the value of MAIN franchise Significant positive impact on MAIN’s financial results • • – – $3.6 million contribution to net investment income in the second quarter of 2019(2) $6.2 million contribution to net investment income in the six months ended June 30, 2019(2) $10.6 million contribution to net investment income for the year ended December 31, 2018(2) $69.6 million of cumulative unrealized appreciation as of June 30, 2019 – – (1) Through MAIN’s wholly owned unconsolidated subsidiary, MSC Advisor I, LLC (2) Contribution to Net Investment Income includes (a) dividend income received by MAIN from MSC Advisor I, LLC and (b) operating expenses allocated from MAIN to MSC Advisor I, LLC Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 25

Total Investment Portfolio Includes complementary LMM debt and equity investments, Middle Market debt investments and Private Loan debt investments Diversity provides structural protection to investment portfolio, revenue sources, income and cash flows Total investment portfolio at fair value consists of approximately 48% LMM / 21% Middle Market / 24% Private Loan / 7% Other(1) Portfolio investments 182 LMM, Middle Market and Private Loan portfolio companies • • Average investment size of $12.0 million(2) Largest individual portfolio company represents 3.7%(3) of total investment income and 2.6% of total portfolio fair value (most investments are less than 1%) Seven non-accrual investments, which represent 1.5% of the total investment portfolio at fair value and 4.4% at cost. Weighted-average effective yield of 10.7% • • Significant diversification • • • Issuer Industry Transaction type • • • Geography End markets Vintage (1) (2) (3) Other includes MSC Advisor I, LLC, MAIN’s External Investment Manager As of June 30, 2019; based on cost Based upon total investment income for the trailing twelve month period ended June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 26

Portfolio Snapshot – Significant Diversification (1) Excludes the External Investment Manager, as described in MAIN’s public filings Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 27 12/31/2016 12/31/2017 12/31/2018 6/30/2019 Number of Portfolio Companies Lower Middle Market 73 70 69 69 Private Loans 46 54 59 62 Middle Market 78 62 56 51 Other Portfolio(1) 10 11 11 11 Total 207 197 195 193 $ Invested - Cost Basis Lower Middle Market $ 760.3 $ 776.5 $ 990.9 $ 996.3 % of Total 40.6% 38.7% 43.7% 43.1% Private Loans $ 357.7 $ 489.2 $ 553.3 $ 629.5 % of Total 19.1% 24.4% 24.4% 27.3% Middle Market $ 646.8 $ 629.7 $ 608.8 $ 562.0 % of Total 34.6% 31.4% 26.8% 24.4% Other Portfolio(1) $ 107.1 $ 109.4 $ 116.0 $ 119.3 % of Total 5.7% 5.5% 5.1% 5.2% Total $ 1,871.9 $ 2,004.8 $ 2,269.0 $ 2,307.1

Portfolio Snapshot – Significant Diversification (cont.) (1) Excludes the External Investment Manager, as described in MAIN’s public filings Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 28 12/31/2016 12/31/2017 12/31/2018 6/30/2019 $ Invested - Fair Value Lower Middle Market $ 892.6 $ 948.2 $ 1,195.0 $ 1,213.7 % of Total 45.4% 44.5% 50.0% 49.7% Private Loans $ 342.9 $ 467.5 $ 507.9 $ 594.4 % of Total 17.4% 22.0% 21.3% 24.4% Middle Market $ 630.6 $ 609.3 $ 576.9 $ 519.6 % of Total 32.1% 28.6% 24.2% 21.3% Other Portfolio(1) $ 100.3 $ 104.6 $ 108.3 $ 111.1 % of Total 5.1% 4.9% 4.5% 4.6% Total $ 1,966.3 $ 2,129.5 $ 2,388.2 $ 2,438.9 % of Total $ Invested in Debt (Cost Basis) Lower Middle Market $ 525.4 $ 520.9 $ 680.7 $ 669.8 % of Total of Lower Middle Market 69.1% 67.1% 68.7% 67.2% Private Loans $ 334.5 $ 457.8 $ 514.5 $ 588.6 % of Total of Total Private Loans 93.5% 93.6% 93.0% 93.5% Middle Market $ 628.9 $ 612.4 $ 586.2 $ 538.1 % of Total of Total Middle Market 97.2% 97.3% 96.3% 95.8% Other Portfolio $ 0.2 $ - $ - $ - % of Total of Total Other Portfolio 0.2% 0.0% 0.0% 0.0% Total $ 1,489.1 $ 1,591.1 $ 1,781.3 $ 1,796.6 % of Total Portfolio 79.6% 79.4% 78.5% 77.9%

Portfolio Snapshot – Significant Diversification (cont.) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 29 12/31/2016 12/31/2017 12/31/2018 6/30/2019 % of Total $ Invested in Debt that is First Lien (Cost Basis) Lower Middle Market $ 483.8 $ 511.0 $ 670.5 $ 656.5 % of Lower Middle Market 92.1% 98.1% 98.5% 98.0% Private Loans $ 297.8 $ 432.6 $ 473.4 $ 545.6 % of Total Private Loans 89.0% 94.5% 92.0% 92.7% Middle Market $ 560.2 $ 554.2 $ 515.4 $ 481.3 % of Total Middle Market 89.1% 90.5% 87.9% 89.4% Other Portfolio $ - $ - $ - $ - % of Total Other Portfolio 0.0% 0.0% 0.0% 0.0% Total $ 1,341.8 $ 1,497.9 $ 1,659.3 $ 1,683.4 % of Total Portfolio Debt Investments 90.1% 94.1% 93.1% 93.7% % of Total Investment Portfolio 71.7% 74.7% 73.1% 73.0%

(1) Total Portfolio by Industry (as a Percentage of Cost) Machinery, 7% Construction & Engineering, 6% Specialty Retail, 5% Internet Software & Services, 4% Aerospace & Defense, 4% Commercial Services & Supplies, 4% Leisure Equipment & Products, 4% Electronic Equipment, Instruments & Components, 3% Food Products, 3% Computers & Peripherals, 2% Road & Rail, 2% Construction Materials, 2% Distributors, 1% Other, 7% Media, 7% Energy Equipment & Services, 6% IT Services, 4% Diversified Telecommunication Services, 4% Health Care Providers & Services, 4% Hotels, Restaurants & Leisure, 4% Oil, Gas & Consumable Fuels, 4% Communications Equipment, 3% Professional Services, 3% Software, 2% Containers & Packaging, 2% Building Products, 2% Internet & Catalog Retail, 1% (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 30

(1) Diversified Total Portfolio (as a Percentage of Cost) tion/ (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio (2) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 2% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 31 Invested Capital by Geography (2) 26%20%16% 25%13% Invested Capital by Transaction Type LBO/MBO 40% 42% 13% 5% Recapitaliza AcquisitionRefinancing Growth Capital

LMM Investment Portfolio 69 portfolio companies / $1,213.7 million in fair value •48% of total investment portfolio at fair value LMM Investment Portfolio consists of a diversified mix of secured debt and lower cost basis equity investments Debt yielding 12.1% (67% of LMM portfolio at cost) • • • 98% of debt investments have first lien position 57% of debt investments earn fixed-rate interest Approximately 850 basis point net interest margin vs “matched” fixed interest rate on SBIC debentures Equity in 99% of LMM portfolio companies representing 41% average ownership position (33% of LMM portfolio at cost) • Opportunity for fair value appreciation, capital gains and cash dividend income 57% of LMM companies(1) with direct equity investment are currently paying dividends Fair value appreciation of equity investments supports Net Asset Value per share growth Lower entry multiple valuations, lower cost basis $217.4 million, or $3.46 per share, of cumulative pre-tax net unrealized appreciation at June 30, 2019 • • • • (1) Includes the LMM companies which (a) MAIN is invested in direct equity and (b) are treated as flow-through entities for tax purposes; based upon dividend income for the trailing twelve month period ended June 30, 2019 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 32

LMM Investment Portfolio LMM Investment Portfolio is a pool of high quality, seasoned assets with attractive risk-adjusted return characteristics Median LMM portfolio credit statistics: • • • Senior leverage of 3.3x EBITDA to MAIN debt position 2.7x EBITDA to senior interest coverage Total leverage of 3.7x EBITDA including debt junior in priority to MAIN Free cash flow de-leveraging improves credit metrics and increases equity appreciation • Average investment size of $17.6 million at fair value or $14.4 million on a cost basis (less than 1% of total investment portfolio) Opportunistic, selective posture toward new investment activity over the economic cycle High quality, seasoned LMM portfolio • • Total LMM portfolio investments at fair value equals 122% of cost Equity component of LMM portfolio at fair value equals 177% of cost Majority of LMM portfolio has de-leveraged and experienced equity appreciation • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 33

Middle Market Investment Portfolio Middle Market Investment Portfolio provides a diversified mix of investments, diverse sources of income to complement the LMM Investment Portfolio and a potential source of liquidity for MAIN’s future investment activities 51 investments / $519.6 million in fair value •21% of total investment portfolio at fair value Average investment size of $11.0 million(1) (less than 1% of total portfolio) Investments in secured and/or rated debt investments • 96% of current Middle Market portfolio is secured debt • 89% of current Middle Market debt portfolio is first lien term debt More investment liquidity compared to LMM 96% of Middle Market debt investments bear interest at floating rates(2), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 9.4%, representing a greater than 425 basis point net interest margin vs “matched” floating rate on the MAIN credit facility (1) As of June 30, 2019; based on cost (2) 83% of floating interest rates on Middle Market debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 35

Private Loan Investment Portfolio Private Loan Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio 62 investments / $594.4 million in fair value •24% of total investment portfolio at fair value Average investment size of $10.2 million(1) (less than 1% of total portfolio) Investments in secured debt investments • 93% of current Private Loan portfolio is secured debt • 93% of current Private Loan debt portfolio is first lien term debt 88% of Private Loan debt investments bear interest at floating rates(2), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 10.2%, representing a greater than 500 basis point net interest margin vs “matched” floating rate on the MAIN credit facility (1) As of June 30, 2019; based on cost (2) 86% of floating interest rates on Private Loan debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 34

Main Street Capital Corporation Appendix Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 36

MAIN ST CAPITAL CORPORATION

# MAIN Income Statement Summary

| ($ in 000's) | Q2 18 | Q3 18 | Q4 18 | Q1 19[1] | Q2 19 | Q2 19 vs. Q2 18 % Change[2] |
|---|---|---|---|---|---|---|
| Total Investment Income | $ 59,869 | $ 58,263 | $ 59,280 | $ 61,365 | **$ 61,293** | **2%** |
| Expenses: | | | | | | |
| Interest Expense | (10,833) | (10,884) | (11,511) | (11,916) | **(12,329)** | **(14)%** |
| G&A Expense | (7,092) | (7,157) | (3,417) | (7,629) | **(6,969)** | **2%** |
| Distributable Net Investment Income (DNII) | 41,944 | 40,222 | 44,352 | 41,820 | **41,995** | **0%** |
| DNII Margin % | 70.1% | 69.0% | 74.8% | 68.1% | **68.5%** | |
| Share-based compensation | (2,432) | (2,147) | (2,269) | (2,329) | **(2,378)** | **(2)%** |
| Net Investment Income | 39,512 | 38,075 | 42,083 | 39,491 | **39,617** | **0%** |
| Net Realized Gain (Loss)[1] | (15,466) | 9,238 | (1,413) | (5,927) | **(2,554)** | **NM** |
| Net Unrealized Appreciation (Depreciation)[1] | 32,701 | 25,208 | (29,111) | 10,906 | **4,624** | **NM** |
| Income Tax Benefit (Provision) | (1,296) | (3,781) | (2,054) | (3,069) | **(3,433)** | **NM** |
| Net Increase in Net Assets | $ 55,451 | $ 68,740 | $ 9,505 | $ 41,401 | **$ 38,254** | **(31)%** |

(1) Excludes the effect of the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation; The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income

(2) Percent change from prior year is based upon impact (increase/(decrease)) on Net Increase in Net Assets

NM – Not Measurable / Not Meaningful

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MAIN ST CAPITAL CORPORATION

# MAIN Per Share Change in Net Asset Value (NAV)

| ($ per share) | Q2 18 | Q3 18 | Q4 18 | Q1 19[1] | Q2 19 |
|---|---|---|---|---|---|
| Beginning NAV | $ 23.67 | $ 23.96 | $ 24.69 | $ 24.09 | $ 24.41 |
| Distributable Net Investment Income | 0.70 | 0.66 | 0.72 | 0.68 | 0.67 |
| Share-Based Compensation Expense | (0.04) | (0.04) | (0.04) | (0.04) | (0.04) |
| Net Realized Gain (Loss)[1] | (0.25) | 0.16 | (0.02) | (0.10) | (0.04) |
| Net Unrealized Appreciation (Depreciation)[1] | 0.55 | 0.41 | (0.47) | 0.19 | 0.07 |
| Income Tax Benefit (Provision) | (0.03) | (0.06) | (0.03) | (0.06) | (0.05) |
| Net Increase in Net Assets | 0.93 | 1.13 | 0.16 | 0.67 | 0.61 |
| Regular Monthly Dividends to Shareholders | (0.57) | (0.57) | (0.585) | (0.585) | (0.60) |
| Supplemental Dividends to Shareholders | (0.275) | - | (0.275) | - | (0.25) |
| Accretive Impact of Stock Offerings[2] | 0.29 | 0.13 | 0.06 | 0.22 | 0.08 |
| Other[3] | (0.09) | 0.04 | 0.04 | 0.02 | (0.08) |
| Ending NAV | $ 23.96 | $ 24.69 | $ 24.09 | $ 24.41 | $ 24.17 |
| Weighted Average Shares | 59,828,751 | 60,807,096 | 61,186,693 | 61,864,688 | 62,880,035 |

Certain fluctuations in per share amounts are due to rounding differences between quarters.

(1) Excludes the effect of the $5.5 million realized loss recognized in the first quarter of 2019 on the repayment of the SBIC debentures issued prior to the date of the Main Street Capital II, LP acquisition which had previously been accounted for on the fair value method of accounting and the related accounting reversals of prior unrealized depreciation; The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income

(2) Includes accretive impact of shares issued through the Dividend Reinvestment Plan (DRIP) and ATM program

(3) Includes differences in weighted-average shares utilized for calculating changes in NAV during the period and actual shares outstanding utilized in computing ending NAV and other minor changes

(4) Cumulative NAV per share growth from $12.85 at December 31, 2007 to $24.17 at June 30, 2019 has been primarily generated through retained earnings (~20%) and accretive offerings (~80%)

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MAIN ST
CAPITAL CORPORATION

# MAIN Balance Sheet Summary

| ($ in 000's, except per share amounts) | Q2 18 | Q3 18 | Q4 18 | Q1 19 | Q2 19 |
|---|---|---|---|---|---|
| LMM Portfolio Investments | $ 1,084,897 | $ 1,149,008 | $ 1,195,035 | $ 1,214,179 | $ 1,213,697 |
| Middle Market Portfolio Investments | 591,600 | 607,666 | 576,929 | 566,700 | 519,614 |
| Private Loan Investments | 516,836 | 490,841 | 507,892 | 539,990 | 594,421 |
| Other Portfolio Investments | 108,131 | 109,210 | 108,305 | 109,902 | 111,119 |
| External Investment Manager | 62,667 | 70,148 | 65,748 | 65,820 | 69,578 |
| Cash and Cash Equivalents | 40,484 | 50,303 | 54,181 | 47,368 | 70,548 |
| Other Assets | 56,730 | 47,287 | 45,336 | 50,940 | 50,801 |
| Total Assets | $ 2,461,345 | $ 2,524,463 | $ 2,553,426 | $ 2,594,899 | $ 2,629,778 |
| Credit Facility | $ 289,000 | $ 250,000 | $ 301,000 | $ 340,000 | $ 122,000 |
| SBIC Debentures[(1)] | 306,418 | 337,931 | 338,186 | 314,702 | 315,189 |
| Notes Payable | 356,296 | 356,628 | 356,960 | 357,292 | 603,678 |
| Other Liabilities | 62,277 | 74,462 | 81,231 | 60,408 | 67,829 |
| Net Asset Value (NAV) | 1,447,354 | 1,505,442 | 1,476,049 | 1,522,497 | 1,521,082 |
| Total Liabilities and Net Assets | $ 2,461,345 | $ 2,524,463 | $ 2,553,426 | $ 2,594,899 | $ 2,629,778 |
| Total Portfolio Fair Value as % of Cost | 109% | 110% | 108% | 109% | 109% |
| Common Stock Price Data: | | | | | |
| High Close | $ 38.86 | $ 40.68 | $ 39.06 | $ 39.21 | $ 41.80 |
| Low Close | 36.76 | 38.05 | 32.58 | 33.99 | 37.49 |
| Quarter End Close | 38.06 | 38.50 | 33.81 | 37.20 | 41.12 |

(1) Includes adjustment to the face value of Main Street Capital II, LP ("MSC II") Small Business Investment Company ("SBIC") debentures pursuant to the fair value method of accounting elected for such MSC II SBIC borrowings; Total par value of MAIN's SBIC debentures at June 2019 was $321.8 million

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
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# MAIN Corporate Data

Please visit our website at www.mainstcapital.com for additional information

**Board of Directors**

Michael Appling, Jr.
Chief Executive Officer (CEO)
TnT Crane & Rigging

Valerie L. Banner
SVP, General Counsel & Corporate Secretary
Exterran Corporation

Joseph E. Canon
EVP & Executive Director
Kickapoo Springs Foundation
The Legett Foundation

Vincent D. Foster
Executive Chairman
Main Street Capital Corporation

Arthur L. French
Retired CEO/Executive

J. Kevin Griffin
SVP, Financial Planning & Analysis
Novant Health, Inc.

Dwayne L. Hyzak
CEO
Main Street Capital Corporation

John E. Jackson
President & CEO
Spartan Energy Partners, LP

Brian E. Lane
CEO & President
Comfort Systems USA

Stephen B. Solcher
SVP, Finance and Operations & Chief Financial Officer
BMC Software

**Executive Officers**

Dwayne L. Hyzak
Chief Executive Officer

David L. Magdol
President & Chief Investment Officer

Vincent D. Foster,
Executive Chairman

Curtis L. Hartman
Vice Chairman, Chief Credit Officer & Senior Managing Director (SMD)

Jesse E. Morris
Chief Operating Officer and Executive Vice President

Brent D. Smith
Chief Financial Officer & Treasurer

Jason B. Beauvais
SVP, General Counsel, Secretary & Chief Compliance Officer

Nicholas T. Meserve
Managing Director (MD)

Shannon D. Martin
Vice President & Chief Accounting Officer

**Research Coverage**

Tim Hayes
B. Riley FBR, Inc.
(703) 312-1819

Mitchel Penn
Janney Montgomery Scott
(410) 583-5976

Robert J. Dodd
Raymond James
(901) 579-4560

Michael Ramirez
SunTrust Robinson Humphrey
(615) 748-4422

**Corporate Headquarters**

1300 Post Oak Blvd, 8th Floor
Houston, TX 77056
Tel: (713) 350-6000
Fax: (713) 350-6042

**Independent Registered Public Accounting Firm**

Grant Thornton, LLP
Houston, TX

**Corporate Counsel**

Dechert, LLP
Washington, D.C.

**Securities Listing**

Common Stock – NYSE: MAIN

**Transfer Agent**

American Stock Transfer & Trust Co.
Tel: (212) 936-5100
www.astfinancial.com

**Investor Relation Contacts**

Dwayne L. Hyzak
CEO

Brent D. Smith
Chief Financial Officer

Tel: (713) 350-6000

Ken Dennard
Zach Vaughan
Dennard Lascar Investor Relations
Tel: (713) 529-6600

**Management Executive Committee**

Dwayne L. Hyzak, CEO
David L. Magdol, President & CIO
Vincent D. Foster, Executive Chairman
Curtis L. Hartman, VC, CCO & SMD

**Investment Committee**

Dwayne L. Hyzak, CEO
David L. Magdol, President & CIO
Vincent D. Foster, Executive Chairman
Curtis L. Hartman, VC, CCO & SMD

**Credit Committee**

Dwayne L. Hyzak, CEO
Vincent D. Foster, Executive Chairman
Curtis L. Hartman, VC, CCO & SMD
Nicholas T. Meserve, MD

Main Street Capital Corporation NYSE: MAIN mainstcapital.com
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